STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Semiconductors & Semiconductor Equipment	11.7%
Software	8.9
Interactive Media & Services	7.2
Financial Services	6.0
Technology Hardware, Storage & Peripherals	4.9
Banks	4.3
Broadline Retail	4.2
Capital Markets	3.6
Aerospace & Defense	3.6
Oil, Gas & Consumable Fuels	3.4
Consumer Staples Distribution & Retail	3.0
Beverages	3.0
Electric Utilities	2.7
Specialty Retail	2.7
Hotels, Restaurants & Leisure	2.5
Household Products	2.1
Automobiles	2.0
Pharmaceuticals	2.0
Health Care Equipment & Supplies	1.9
Chemicals	1.9
IT Services	1.8
Industrial Conglomerates	1.7
Industry Diversification	Percent*
Machinery	1.6%
Biotechnology	1.4
Entertainment	1.4
Insurance	1.4
Consumer Finance	1.3
Life Sciences Tools & Services	1.2
Money Market Fund	1.2
Communications Equipment	1.1
Air Freight & Logistics	1.1
Ground Transportation	1.0
Media	1.0
Food Products	0.9
Retail Real Estate Investment Trusts	0.8
Diversified Telecommunication Services	0.7
Electrical Equipment	0.7
Specialized Real Estate Investment Trusts	0.7
Wireless Telecommunication Services	0.7
Textiles, Apparel & Luxury Goods	0.5
Health Care Providers & Services	0.4
Total Investments	104.2%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 103.0%

AEROSPACE & DEFENSE - 3.6%
Boeing Co. (The)(a)	2,100	$ 400,260
General Dynamics Corp.	2,400	716,904
General Electric Co.	6,500	1,106,300
Lockheed Martin Corp.	600	325,152
RTX Corp.	4,599	540,336
		3,088,952
AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corp.	1,100	332,475
United Parcel Service, Inc., Class B	4,900	638,813
		971,288
AUTOMOBILES - 2.0%
Ford Motor Co.	15,600	168,792
General Motors Co.	4,000	177,280
Tesla, Inc.(a)	6,100	1,415,627
		1,761,699
BANKS - 4.3%
Bank of America Corp.	20,100	810,231
Citigroup, Inc.	6,300	408,744
JPMorgan Chase & Co.	6,800	1,447,040
U.S. Bancorp	10,700	480,216
Wells Fargo & Co.	9,100	539,994
		3,686,225
BEVERAGES - 3.0%
Coca-Cola Co. (The)	22,600	1,508,324
PepsiCo, Inc.	6,100	1,053,287
		2,561,611
BIOTECHNOLOGY - 1.4%
Amgen, Inc.	2,100	698,187
Gilead Sciences, Inc.	7,300	555,238
		1,253,425
BROADLINE RETAIL - 4.2%
Amazon.com, Inc.(a)	19,500	3,646,110

CAPITAL MARKETS - 3.6%
Bank of New York Mellon Corp. (The)	8,000	520,560
BlackRock, Inc.	900	788,850
Charles Schwab Corp. (The)	5,200	338,988
Goldman Sachs Group, Inc. (The)	1,600	814,448
Morgan Stanley	6,200	639,902
		3,102,748
CHEMICALS - 1.9%
Dow, Inc.	11,300	615,511
Linde PLC	2,200	997,700
		1,613,211
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.1%
Cisco Systems, Inc.	19,100	$ 925,395

CONSUMER FINANCE - 1.3%
American Express Co.	2,800	708,512
Capital One Financial Corp.	2,600	393,640
		1,102,152
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.0%
Costco Wholesale Corp.	1,500	1,233,000
Target Corp.	2,100	315,861
Walmart, Inc.	15,600	1,070,784
		2,619,645
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	2,900	55,825
Verizon Communications, Inc.	12,700	514,604
		570,429
ELECTRIC UTILITIES - 2.7%
Duke Energy Corp.	7,000	764,890
NextEra Energy, Inc.	7,600	580,564
Southern Co. (The)	12,100	1,010,592
		2,356,046
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.	4,900	573,839

ENTERTAINMENT - 1.4%
Netflix, Inc.(a)	1,100	691,185
Walt Disney Co. (The)	5,300	496,557
		1,187,742
FINANCIAL SERVICES - 6.0%
Berkshire Hathaway, Inc., Class B(a)	5,100	2,236,350
Mastercard, Inc., Class A	2,700	1,252,017
PayPal Holdings, Inc.(a)	5,500	361,790
Visa, Inc., Class A	5,000	1,328,350
		5,178,507
FOOD PRODUCTS - 0.9%
Kraft Heinz Co. (The)	2,700	95,067
Mondelez International, Inc., Class A	9,900	676,665
		771,732
GROUND TRANSPORTATION - 1.0%
Union Pacific Corp.	3,400	838,882

HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Abbott Laboratories	8,500	900,490
Medtronic PLC	9,100	730,912
		1,631,402
HEALTH CARE PROVIDERS & SERVICES - 0.4%
CVS Health Corp.	5,400	325,782

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value

HOTELS, RESTAURANTS & LEISURE - 2.5%
Booking Holdings, Inc.	200	$ 743,002
McDonald's Corp.	3,600	955,440
Starbucks Corp.	6,000	467,700
		2,166,142
HOUSEHOLD PRODUCTS - 2.1%
Colgate-Palmolive Co.	6,000	595,140
Procter & Gamble Co. (The)	7,800	1,253,928
		1,849,068
INDUSTRIAL CONGLOMERATES - 1.7%
3M Co.	5,100	650,505
Honeywell International, Inc.	4,100	839,475
		1,489,980
INSURANCE - 1.4%
American International Group, Inc.	5,700	451,611
MetLife, Inc.	9,700	745,445
		1,197,056
INTERACTIVE MEDIA & SERVICES - 7.2%
Alphabet, Inc., Class A	13,100	2,247,174
Alphabet, Inc., Class C†	9,900	1,714,185
Meta Platforms, Inc., Class A	4,700	2,231,701
		6,193,060
IT SERVICES - 1.8%
Accenture PLC, Class A	2,600	859,612
International Business Machines Corp.	3,600	691,704
		1,551,316
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Danaher Corp.	3,800	1,052,904

MACHINERY - 1.6%
Caterpillar, Inc.	2,500	865,500
Deere & Co.	1,500	557,970
		1,423,470
MEDIA - 1.0%
Charter Communications, Inc., Class A(a)	900	341,748
Comcast Corp., Class A	13,200	544,764
		886,512
OIL, GAS & CONSUMABLE FUELS - 3.4%
Chevron Corp.	5,200	834,444
ConocoPhillips	6,100	678,320
Exxon Mobil Corp.	11,700	1,387,503
		2,900,267
PHARMACEUTICALS - 2.0%
Eli Lilly & Co.	2,100	1,688,967

	Shares	Value
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	4,800	$ 736,512

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
Advanced Micro Devices, Inc.(a)	6,200	895,776
Broadcom, Inc.	11,700	1,879,956
Intel Corp.	13,400	411,916
NVIDIA Corp.	38,700	4,528,674
QUALCOMM, Inc.	5,800	1,049,510
Texas Instruments, Inc.	6,500	1,324,765
		10,090,597
SOFTWARE - 8.9%
Adobe, Inc.(a)	1,500	827,475
Intuit, Inc.	1,800	1,165,230
Microsoft Corp.	9,100	3,806,985
Oracle Corp.	6,000	836,700
Salesforce, Inc.	4,100	1,061,080
		7,697,470
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.7%
American Tower Corp.	2,800	617,120

SPECIALTY RETAIL - 2.7%
Home Depot, Inc. (The)	3,700	1,362,192
Lowe’s Cos., Inc.	3,800	932,938
		2,295,130
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Apple, Inc.	18,900	4,197,312

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc., Class B	6,000	449,160

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
T-Mobile U.S., Inc.	3,200	583,296

TOTAL COMMON STOCKS (COST $84,375,397)		88,832,161
MONEY MARKET FUND - 1.2%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(b)	1,003,417	1,003,417
TOTAL MONEY MARKET FUND (COST $1,003,417)		1,003,417
TOTAL INVESTMENTS (COST $85,378,814) - 104.2%		89,835,578

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Value
WRITTEN CALL OPTIONS - (3.4)% (PREMIUMS RECEIVED ($1,673,241))	$ (2,924,413)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(675,065)
NET ASSETS - 100.0%	$ 86,236,100
Securities in this Fund are pledged as collateral for call options written.
†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2024 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	45	$ (472,500)	$ 105.00	9/20/24	$ (106,065)
Abbott Laboratories	Call	85	(935,000)	110.00	11/15/24	(34,000)
Accenture PLC, Class A	Call	25	(762,500)	305.00	8/16/24	(67,500)
Adobe, Inc.	Call	10	(580,000)	580.00	9/20/24	(18,350)
Advanced Micro Devices, Inc.	Call	55	(907,500)	165.00	10/18/24	(29,590)
Alphabet, Inc., Class A	Call	90	(1,665,000)	185.00	9/20/24	(23,580)
Amazon.com, Inc.	Call	175	(3,325,000)	190.00	8/16/24	(115,500)
American Express Co.	Call	25	(600,000)	240.00	9/20/24	(46,725)
American International Group, Inc.	Call	50	(387,500)	77.50	8/16/24	(21,000)
American Tower Corp.	Call	25	(525,000)	210.00	8/16/24	(29,175)
Amgen, Inc.	Call	15	(495,000)	330.00	9/20/24	(22,837)
Apple, Inc.	Call	165	(3,795,000)	230.00	8/16/24	(49,170)
Bank of America Corp.	Call	155	(604,500)	39.00	9/20/24	(34,022)
Bank of New York Mellon Corp. (The)	Call	70	(437,500)	62.50	9/20/24	(19,950)
Berkshire Hathaway, Inc., Class B	Call	45	(1,935,000)	430.00	10/18/24	(96,750)
BlackRock, Inc.	Call	7	(630,000)	900.00	11/15/24	(24,290)
Boeing Co. (The)	Call	15	(285,000)	190.00	8/16/24	(8,475)
Booking Holdings, Inc.	Call	1	(385,000)	3,850.00	9/20/24	(10,935)
Broadcom, Inc.	Call	100	(1,800,000)	180.00	9/20/24	(43,600)
Capital One Financial Corp.	Call	20	(300,000)	150.00	9/20/24	(13,000)
Caterpillar, Inc.	Call	20	(700,000)	350.00	9/20/24	(31,200)
Charles Schwab Corp. (The)	Call	45	(326,250)	72.50	10/18/24	(4,658)
Charter Communications, Inc., Class A	Call	6	(180,000)	300.00	8/16/24	(49,800)
Chevron Corp.	Call	50	(825,000)	165.00	10/18/24	(21,000)
Cisco Systems, Inc.	Call	175	(831,250)	47.50	8/16/24	(37,275)
Citigroup, Inc.	Call	40	(250,000)	62.50	9/20/24	(15,000)
Coca-Cola Co. (The)	Call	210	(1,312,500)	62.50	9/20/24	(103,425)
Colgate-Palmolive Co.	Call	50	(475,000)	95.00	8/16/24	(23,000)
Comcast Corp., Class A	Call	115	(460,000)	40.00	9/20/24	(27,830)
ConocoPhillips	Call	55	(660,000)	120.00	9/20/24	(6,215)
Costco Wholesale Corp.	Call	10	(880,000)	880.00	10/18/24	(15,260)
CVS Health Corp.	Call	50	(300,000)	60.00	8/16/24	(13,700)
Danaher Corp.	Call	35	(910,000)	260.00	9/20/24	(74,550)
Deere & Co.	Call	10	(390,000)	390.00	9/20/24	(10,000)
Dow, Inc.	Call	100	(550,000)	55.00	9/20/24	(13,100)
Duke Energy Corp.	Call	60	(630,000)	105.00	10/18/24	(35,700)
Eli Lilly & Co.	Call	15	(1,380,000)	920.00	9/20/24	(14,250)
Emerson Electric Co.	Call	40	(460,000)	115.00	9/20/24	(22,600)
Exxon Mobil Corp.	Call	100	(1,150,000)	115.00	9/20/24	(66,000)
FedEx Corp.	Call	10	(320,000)	320.00	10/18/24	(8,375)
Ford Motor Co.	Call	125	(162,500)	13.00	12/20/24	(2,750)
General Dynamics Corp.	Call	20	(620,000)	310.00	11/15/24	(17,000)
General Electric Co.	Call	50	(850,000)	170.00	8/16/24	(22,750)
General Motors Co.	Call	35	(175,000)	50.00	11/15/24	(3,605)
Gilead Sciences, Inc.	Call	70	(472,500)	67.50	8/16/24	(67,270)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Goldman Sachs Group, Inc. (The)	Call	10	$ (475,000)	$ 475.00	8/16/24	$ (36,550)
Home Depot, Inc. (The)	Call	35	(1,242,500)	355.00	8/16/24	(65,450)
Honeywell International, Inc.	Call	35	(735,000)	210.00	9/20/24	(11,095)
Intel Corp.	Call	110	(374,000)	34.00	9/20/24	(10,120)
International Business Machines Corp.	Call	25	(450,000)	180.00	8/16/24	(30,875)
Intuit, Inc.	Call	15	(1,035,000)	690.00	10/18/24	(33,375)
JPMorgan Chase & Co.	Call	60	(1,260,000)	210.00	9/20/24	(52,350)
Kraft Heinz Co. (The)	Call	20	(65,000)	32.50	10/18/24	(6,200)
Linde PLC	Call	20	(880,000)	440.00	8/16/24	(38,100)
Lockheed Martin Corp.	Call	5	(240,000)	480.00	9/20/24	(32,225)
Lowe’s Cos., Inc.	Call	30	(720,000)	240.00	10/18/24	(46,800)
Mastercard, Inc., Class A	Call	25	(1,162,500)	465.00	9/20/24	(36,550)
McDonald's Corp.	Call	30	(780,000)	260.00	9/20/24	(31,350)
Medtronic PLC	Call	85	(701,250)	82.50	11/15/24	(25,500)
Meta Platforms, Inc., Class A	Call	40	(2,120,000)	530.00	9/20/24	(50,600)
MetLife, Inc.	Call	85	(616,250)	72.50	9/20/24	(44,625)
Microsoft Corp.	Call	80	(3,640,000)	455.00	9/20/24	(26,240)
Mondelez International, Inc., Class A	Call	95	(665,000)	70.00	9/20/24	(11,638)
Morgan Stanley	Call	55	(577,500)	105.00	9/20/24	(16,115)
Netflix, Inc.	Call	10	(700,000)	700.00	10/18/24	(16,500)
NextEra Energy, Inc.	Call	65	(503,750)	77.50	9/20/24	(15,860)
NIKE, Inc., Class B	Call	50	(425,000)	85.00	10/18/24	(7,400)
NVIDIA Corp.	Call	250	(3,500,000)	140.00	9/20/24	(92,500)
Oracle Corp.	Call	55	(852,500)	155.00	9/20/24	(12,100)
PayPal Holdings, Inc.	Call	45	(303,750)	67.50	11/15/24	(21,488)
PepsiCo, Inc.	Call	60	(1,020,000)	170.00	9/20/24	(35,400)
Procter & Gamble Co. (The)	Call	75	(1,237,500)	165.00	9/20/24	(13,388)
QUALCOMM, Inc.	Call	50	(950,000)	190.00	9/20/24	(38,250)
Raytheon Technologies Corp.	Call	40	(420,000)	105.00	9/20/24	(51,600)
Salesforce, Inc.	Call	30	(720,000)	240.00	8/16/24	(61,125)
Simon Property Group, Inc.	Call	45	(697,500)	155.00	10/18/24	(26,775)
Southern Co. (The)	Call	100	(800,000)	80.00	8/16/24	(37,300)
Starbucks Corp.	Call	50	(400,000)	80.00	8/16/24	(4,200)
Target Corp.	Call	15	(225,000)	150.00	8/16/24	(5,625)
Tesla, Inc.	Call	55	(1,320,000)	240.00	9/20/24	(74,800)
Texas Instruments, Inc.	Call	60	(1,260,000)	210.00	9/20/24	(35,850)
T-Mobile U.S., Inc.	Call	30	(555,000)	185.00	8/16/24	(6,555)
U.S. Bancorp	Call	90	(382,500)	42.50	9/20/24	(29,700)
Union Pacific Corp.	Call	25	(575,000)	230.00	8/16/24	(42,875)
United Parcel Service, Inc., Class B	Call	45	(607,500)	135.00	10/18/24	(15,075)
Verizon Communications, Inc.	Call	100	(400,000)	40.00	9/20/24	(15,400)
Visa, Inc., Class A	Call	45	(1,192,500)	265.00	9/20/24	(37,012)
Walmart, Inc.	Call	150	(975,000)	65.00	9/20/24	(71,250)
Walt Disney Co. (The)	Call	45	(450,000)	100.00	11/15/24	(19,800)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	80	$ (520,000)	$ 65.00	11/15/24	$ (10,000)
(Premiums received $1,673,241)						$(2,924,413)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent ^*
Money Market Funds	21.0%
Software	4.7
Health Care Providers & Services	3.8
Textiles, Apparel & Luxury Goods	3.7
IT Services	3.2
Consumer Finance	2.9
Capital Markets	2.8
Specialty Retail	2.7
Trading Companies & Distributors	2.6
Banks	2.6
Technology Hardware, Storage & Peripherals	2.4
Consumer Staples Distribution & Retail	2.2
Specialized Real Estate Investment Trusts	1.9
Broadline Retail	1.6
Insurance	1.5
Building Products	1.4
Leisure Products	1.3
Financial Services	1.3
Machinery	1.2
Real Estate Management & Development	0.9
Household Durables	0.9
Air Freight & Logistics	0.8
Diversified Consumer Services	0.8
Diversified Telecommunication Services	0.7
Containers & Packaging	0.7
Electrical Equipment	0.7
Automobiles	0.0**
Professional Services	0.0**
Food Products	(0.1)
Semiconductors & Semiconductor Equipment	(0.1)
Industry Diversification	Percent ^*
Automobile Components	(0.2)%
Water Utilities	(0.2)
Energy Equipment & Services	(0.3)
Oil, Gas & Consumable Fuels	(0.7)
Electronic Equipment, Instruments & Components	(0.8)
Health Care Technology	(0.8)
Gas Utilities	(1.0)
Interactive Media & Services	(1.1)
Communications Equipment	(1.1)
Chemicals	(1.2)
Pharmaceuticals	(1.4)
Personal Care Products	(1.9)
Media	(2.0)
Passenger Airlines	(2.3)
Commercial Services & Supplies	(2.4)
Electric Utilities	(2.5)
Ground Transportation	(2.6)
Metals & Mining	(2.6)
Life Sciences Tools & Services	(2.8)
Beverages	(2.9)
Entertainment	(3.8)
Health Care Equipment & Supplies	(3.8)
Biotechnology	(4.1)
Hotels, Restaurants & Leisure	(4.2)
Aerospace & Defense	(5.0)
Total Investments	18.4%

^	Percentages indicated are net of Common Stocks and Common Stocks Sold Short.
*	Percentages indicated are based on net assets as of July 31, 2024.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 79.0%

AIR FREIGHT & LOGISTICS - 0.8%
Expeditors International of Washington, Inc.(a)	6,800	$ 848,776

AUTOMOBILE COMPONENTS - 0.5%
BorgWarner, Inc.(a)	15,200	536,712

AUTOMOBILES - 0.9%
Harley-Davidson, Inc.(a)	24,300	911,250

BANKS - 3.5%
Citigroup, Inc.(a)	14,200	921,296
Citizens Financial Group, Inc.(a)	15,700	669,919
Fifth Third Bancorp(a)	19,900	842,566
Huntington Bancshares, Inc.(a)	40,100	599,495
JPMorgan Chase & Co.(a)	500	106,400
PNC Financial Services Group, Inc. (The)(a)	2,600	470,860
		3,610,536
BIOTECHNOLOGY - 0.9%
Gilead Sciences, Inc.(a)	12,300	935,538

BROADLINE RETAIL - 1.6%
Kohl's Corp.(a)	29,700	643,302
Macy's, Inc.(a)	60,000	1,036,800
		1,680,102
BUILDING PRODUCTS - 1.4%
Armstrong World Industries, Inc.(a)	4,900	643,860
Owens Corning(a)	4,600	857,348
		1,501,208
CAPITAL MARKETS - 3.6%
Ameriprise Financial, Inc.(a)	2,200	946,154
Bank of New York Mellon Corp. (The)(a)	14,400	937,008
Janus Henderson Group PLC(a)	23,500	874,905
LPL Financial Holdings, Inc.(a)	4,000	886,080
Northern Trust Corp.(a)	1,200	106,380
		3,750,527
CONSUMER FINANCE - 3.5%
American Express Co.(a)	3,600	910,944
Capital One Financial Corp.(a)	5,400	817,560
Discover Financial Services(a)	6,700	964,733
Synchrony Financial(a)	18,700	949,773
		3,643,010
	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
Kroger Co. (The)(a)	14,100	$ 768,450
Target Corp.(a)	5,700	857,337
US Foods Holding Corp.(a)(b)	17,100	930,069
		2,555,856
CONTAINERS & PACKAGING - 0.7%
Berry Global Group, Inc.(a)	11,200	736,064

DIVERSIFIED CONSUMER SERVICES - 1.7%
Grand Canyon Education, Inc.(a)(b)	4,700	732,965
H&R Block, Inc.(a)	18,000	1,042,920
		1,775,885
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications, Inc.(a)	17,700	717,204

ELECTRICAL EQUIPMENT - 0.8%
Acuity Brands, Inc.(a)	3,300	829,455

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Avnet, Inc.(a)	7,300	392,448
Vontier Corp.(a)	17,000	666,910
		1,059,358
FINANCIAL SERVICES - 4.3%
Fidelity National Information Services, Inc.(a)	11,400	875,862
Mastercard, Inc., Class A(a)	2,100	973,791
PayPal Holdings, Inc.(a)(b)	12,300	809,094
Visa, Inc., Class A(a)	4,000	1,062,680
Western Union Co. (The)(a)	59,200	703,888
		4,425,315
FOOD PRODUCTS - 1.4%
Bunge Global SA(a)	7,700	810,271
General Mills, Inc.(a)	9,000	604,260
		1,414,531
GROUND TRANSPORTATION - 1.4%
Landstar System, Inc.(a)	3,000	570,750
Ryder System, Inc.(a)	6,700	939,072
		1,509,822
HEALTH CARE PROVIDERS & SERVICES - 5.1%
Cardinal Health, Inc.(a)	8,300	836,889
Cencora, Inc.(a)	4,200	999,096
Cigna Group (The)(a)	2,400	836,808
DaVita, Inc.(a)(b)	5,700	778,734

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
McKesson Corp.(a)	1,500	$ 925,530
Premier, Inc., Class A(a)	43,800	918,924
		5,295,981
HOTELS, RESTAURANTS & LEISURE - 2.2%
Booking Holdings, Inc.(a)	200	743,002
Hilton Worldwide Holdings, Inc.(a)	3,300	708,411
Travel + Leisure Co.(a)	17,200	792,748
		2,244,161
HOUSEHOLD DURABLES - 0.9%
TopBuild Corp.(a)(b)	2,000	957,080

INSURANCE - 3.5%
Hartford Financial Services Group, Inc. (The)(a)	8,000	887,360
MetLife, Inc.(a)	10,500	806,925
Progressive Corp. (The)(a)	4,500	963,540
Prudential Financial, Inc.(a)	1,400	175,448
Unum Group(a)	13,300	765,149
		3,598,422
IT SERVICES - 3.2%
GoDaddy, Inc., Class A(a)(b)	7,000	1,018,150
International Business Machines Corp.(a)	4,900	941,486
Okta, Inc.(a)(b)	4,200	394,548
Twilio, Inc., Class A(a)(b)	17,100	1,011,123
		3,365,307
LEISURE PRODUCTS - 1.3%
Hasbro, Inc.	10,600	683,276
Mattel, Inc.(a)(b)	35,000	675,150
		1,358,426
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Medpace Holdings, Inc.(a)(b)	1,200	459,024

MACHINERY - 1.8%
AGCO Corp.(a)	2,400	226,608
Cummins, Inc.(a)	3,400	992,120
Deere & Co.(a)	1,900	706,762
		1,925,490
PROFESSIONAL SERVICES - 2.0%
Booz Allen Hamilton Holding Corp.(a)	5,600	802,536
Genpact Ltd.(a)	11,700	405,639
Robert Half, Inc.(a)	14,100	905,079
		2,113,254
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
CBRE Group, Inc., Class A(a)(b)	8,900	1,003,119
Jones Lang LaSalle, Inc.(a)(b)	4,000	1,003,600
		2,006,719
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Cirrus Logic, Inc.(a)(b)	7,400	$ 965,552
Lam Research Corp.(a)	400	368,496
NVIDIA Corp.(a)	2,900	339,358
QUALCOMM, Inc.(a)	4,700	850,465
		2,523,871
SOFTWARE - 6.8%
DocuSign, Inc.(a)(b)	16,600	920,968
Dolby Laboratories, Inc., Class A(a)	10,600	834,856
Dropbox, Inc., Class A(a)(b)	34,100	815,672
Gen Digital, Inc.(a)	30,400	790,096
Intuit, Inc.(a)	2,000	1,294,700
Microsoft Corp.(a)	1,700	711,195
Nutanix, Inc., Class A(a)(b)	3,300	166,683
Pegasystems, Inc.(a)	9,000	627,480
Salesforce, Inc.(a)	3,600	931,680
		7,093,330
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.9%
American Tower Corp.(a)	4,300	947,720
Iron Mountain, Inc.(a)	9,700	994,832
		1,942,552
SPECIALTY RETAIL - 4.7%
Dick's Sporting Goods, Inc.(a)	4,300	930,305
Gap, Inc. (The)(a)	46,000	1,080,080
Home Depot, Inc. (The)(a)	2,600	957,216
Lowe’s Cos., Inc.(a)	3,900	957,489
Williams-Sonoma, Inc.(a)	6,000	928,080
		4,853,170
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.4%
Hewlett Packard Enterprise Co.(a)	39,500	786,445
HP, Inc.(a)	22,000	793,980
NetApp, Inc.(a)	7,300	926,954
		2,507,379
TEXTILES, APPAREL & LUXURY GOODS - 4.7%
Carter's, Inc.(a)	10,300	623,665
Crocs, Inc.(a)(b)	8,000	1,074,960
Deckers Outdoor Corp.(a)(b)	1,000	922,630
PVH Corp.(a)	7,500	764,925
Ralph Lauren Corp.(a)	6,000	1,053,540
Tapestry, Inc.(a)	10,300	412,927
		4,852,647
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Core & Main, Inc., Class A(a)(b)	17,500	935,725

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Ferguson PLC(a)	3,500	$ 779,275
W.W. Grainger, Inc.(a)	1,000	976,810
		2,691,810
TOTAL COMMON STOCKS (COST $70,541,972)		82,229,772
MONEY MARKET FUNDS - 21.0%
Fidelity Government Cash Reserves, 5.01%(a)(c)	3,461,974	3,461,974
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(c)	18,392,715	18,392,715
TOTAL MONEY MARKET FUNDS (COST $21,854,689)		21,854,689
TOTAL INVESTMENTS (COST $92,396,661) - 100.0%		104,084,461

COMMON STOCKS SOLD SHORT - (81.6)%

AEROSPACE & DEFENSE - (5.0)%
Axon Enterprise, Inc.	(2,500)	(750,025)
Boeing Co. (The)	(5,600)	(1,067,360)
HEICO Corp., Class A	(5,000)	(950,550)
Hexcel Corp.	(4,400)	(291,324)
Loar Holdings, Inc.	(7,000)	(437,500)
Mercury Systems, Inc.	(18,200)	(647,010)
Spirit AeroSystems Holdings, Inc., Class A	(29,000)	(1,051,250)
		(5,195,019)
AUTOMOBILE COMPONENTS - (0.7)%
QuantumScape Corp.	(109,300)	(706,078)
AUTOMOBILES - (0.9)%
Tesla, Inc.	(4,000)	(928,280)
BANKS - (0.9)%
New York Community Bancorp, Inc.	(70,433)	(740,959)
TFS Financial Corp.	(14,300)	(193,908)
		(934,867)
BEVERAGES - (2.9)%
Brown-Forman Corp., Class B	(23,000)	(1,038,680)
Celsius Holdings, Inc.	(9,800)	(458,934)
Constellation Brands, Inc., Class A	(3,800)	(931,608)
Monster Beverage Corp.	(10,800)	(555,660)
		(2,984,882)
BIOTECHNOLOGY - (5.0)%
Alnylam Pharmaceuticals, Inc.	(3,800)	(902,348)
Apellis Pharmaceuticals, Inc.	(14,800)	(586,080)
BioMarin Pharmaceutical, Inc.	(2,000)	(168,660)
Ionis Pharmaceuticals, Inc.	(20,000)	(989,200)
	Shares	Value
Natera, Inc.	(7,900)	$ (808,881)
Roivant Sciences Ltd.	(90,100)	(977,585)
Sarepta Therapeutics, Inc.	(5,400)	(768,096)
		(5,200,850)
CAPITAL MARKETS - (0.8)%
Blackstone, Inc.	(6,100)	(867,115)
CHEMICALS - (1.2)%
Air Products and Chemicals, Inc.	(3,600)	(949,860)
Albemarle Corp.	(3,500)	(327,845)
		(1,277,705)
COMMERCIAL SERVICES & SUPPLIES - (2.4)%
Driven Brands Holdings, Inc.	(27,200)	(365,568)
Stericycle, Inc.	(18,000)	(1,053,900)
Vestis Corp.	(86,000)	(1,115,420)
		(2,534,888)
COMMUNICATIONS EQUIPMENT - (1.1)%
Ubiquiti, Inc.	(6,300)	(1,169,091)
CONSUMER FINANCE - (0.6)%
SoFi Technologies, Inc.	(75,900)	(572,286)
Upstart Holdings, Inc.	(1,700)	(47,481)
		(619,767)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.3)%
Dollar Tree, Inc.	(2,700)	(281,718)
DIVERSIFIED CONSUMER SERVICES - (0.9)%
Mister Car Wash, Inc.	(123,600)	(939,360)
ELECTRIC UTILITIES - (2.5)%
Constellation Energy Corp.	(4,000)	(759,200)
FirstEnergy Corp.	(21,200)	(888,492)
IDACORP, Inc.	(9,600)	(938,400)
		(2,586,092)
ELECTRICAL EQUIPMENT - (0.1)%
Shoals Technologies Group, Inc., Class A	(12,400)	(80,600)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (1.8)%
Corning, Inc.	(23,000)	(920,230)
Teledyne Technologies, Inc.	(2,300)	(970,278)
		(1,890,508)
ENERGY EQUIPMENT & SERVICES - (0.3)%
NOV, Inc.	(14,300)	(297,726)
ENTERTAINMENT - (3.8)%
Live Nation, Inc.	(5,600)	(538,664)
Madison Square Garden Sports Corp.	(5,300)	(1,062,173)
ROBLOX Corp., Class A	(22,800)	(946,656)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Roku, Inc.	(7,600)	$ (442,396)
TKO Group Holdings, Inc.	(8,400)	(918,540)
		(3,908,429)
FINANCIAL SERVICES - (3.0)%
Affirm Holdings, Inc.	(19,300)	(545,997)
Rocket Cos., Inc., Class A	(64,300)	(1,041,017)
Shift4 Payments, Inc., Class A	(7,500)	(515,925)
UWM Holdings Corp.	(121,900)	(1,023,960)
		(3,126,899)
FOOD PRODUCTS - (1.5)%
Freshpet, Inc.	(6,700)	(815,390)
Lamb Weston Holdings, Inc.	(13,000)	(780,260)
		(1,595,650)
GAS UTILITIES - (1.0)%
Atmos Energy Corp.	(8,500)	(1,086,980)
GROUND TRANSPORTATION - (4.0)%
Lyft, Inc., Class A	(42,300)	(509,715)
Norfolk Southern Corp.	(4,500)	(1,123,020)
Saia, Inc.	(1,300)	(543,205)
U-Haul Holding Co.	(16,000)	(1,068,640)
XPO, Inc.	(8,300)	(953,587)
		(4,198,167)
HEALTH CARE EQUIPMENT & SUPPLIES - (3.8)%
Enovis Corp.	(21,400)	(1,019,496)
Globus Medical, Inc., Class A	(13,300)	(957,068)
ICU Medical, Inc.	(3,800)	(482,524)
Inspire Medical Systems, Inc.	(3,400)	(479,570)
Masimo Corp.	(7,600)	(813,048)
Novocure Ltd.	(8,200)	(186,714)
Tandem Diabetes Care, Inc.	(1,900)	(70,262)
		(4,008,682)
HEALTH CARE PROVIDERS & SERVICES - (1.3)%
Acadia Healthcare Co., Inc.	(8,300)	(538,255)
agilon health, Inc.	(65,800)	(453,362)
Guardant Health, Inc.	(9,500)	(333,735)
		(1,325,352)
HEALTH CARE TECHNOLOGY - (0.8)%
Certara, Inc.	(39,700)	(619,717)
Definitive Healthcare Corp.	(68,500)	(267,150)
		(886,867)
HOTELS, RESTAURANTS & LEISURE - (6.4)%
Cava Group, Inc.	(4,700)	(395,834)
Choice Hotels International, Inc.	(8,000)	(1,019,600)
Churchill Downs, Inc.	(6,700)	(961,852)
Darden Restaurants, Inc.	(6,100)	(892,369)
DraftKings, Inc., Class A	(20,000)	(739,000)
Norwegian Cruise Line Holdings Ltd.	(36,400)	(670,852)
	Shares	Value
Penn Entertainment, Inc.	(50,300)	$ (1,004,491)
Sabre Corp.	(30,400)	(104,272)
Yum! Brands, Inc.	(6,500)	(863,395)
		(6,651,665)
INSURANCE - (2.0)%
Brighthouse Financial, Inc.	(20,500)	(1,022,335)
Kemper Corp.	(16,900)	(1,082,614)
		(2,104,949)
INTERACTIVE MEDIA & SERVICES - (1.1)%
IAC, Inc.	(21,200)	(1,119,572)
LIFE SCIENCES TOOLS & SERVICES - (3.2)%
10X Genomics, Inc., Class A	(49,300)	(1,019,031)
Bio-Techne Corp.	(14,000)	(1,142,260)
Revvity, Inc.	(1,200)	(150,732)
Sotera Health Co.	(77,000)	(1,067,990)
		(3,380,013)
MACHINERY - (0.6)%
RBC Bearings, Inc.	(2,200)	(639,848)
MEDIA - (2.0)%
Charter Communications, Inc., Class A	(2,700)	(1,025,244)
Liberty Broadband Corp., Class A	(16,000)	(1,059,520)
		(2,084,764)
METALS & MINING - (2.6)%
Alcoa Corp.	(21,600)	(713,664)
MP Materials Corp.	(69,000)	(932,880)
United States Steel Corp.	(26,100)	(1,072,449)
		(2,718,993)
OIL, GAS & CONSUMABLE FUELS - (0.7)%
New Fortress Energy, Inc.	(34,900)	(688,926)
PASSENGER AIRLINES - (2.3)%
American Airlines Group, Inc.	(86,300)	(918,232)
JetBlue Airways Corp.	(93,500)	(599,335)
Southwest Airlines Co.	(31,300)	(843,222)
		(2,360,789)
PERSONAL CARE PRODUCTS - (1.9)%
Coty, Inc., Class A	(91,200)	(907,440)
Kenvue, Inc.	(56,000)	(1,035,440)
		(1,942,880)
PHARMACEUTICALS - (1.4)%
Catalent, Inc.	(13,000)	(771,420)
Intra-Cellular Therapies, Inc.	(8,800)	(692,736)
		(1,464,156)
PROFESSIONAL SERVICES - (2.0)%
Dayforce, Inc.	(14,600)	(865,488)
Equifax, Inc.	(3,000)	(838,110)
Paycor HCM, Inc.	(27,500)	(341,275)
		(2,044,873)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - (1.0)%
Zillow Group, Inc., Class A	(21,000)	$ (995,400)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (2.5)%
Allegro MicroSystems, Inc.	(28,600)	(687,544)
Analog Devices, Inc.	(3,700)	(856,106)
Entegris, Inc.	(6,600)	(780,714)
Wolfspeed, Inc.	(12,800)	(241,280)
		(2,565,644)
SOFTWARE - (2.1)%
BILL Holdings, Inc.	(11,300)	(564,548)
C3.ai, Inc., Class A	(10,700)	(286,225)
nCino, Inc.	(17,900)	(586,404)
SentinelOne, Inc., Class A	(21,400)	(490,060)
Unity Software, Inc.	(16,900)	(276,484)
		(2,203,721)
SPECIALTY RETAIL - (2.0)%
Five Below, Inc.	(5,100)	(370,974)
Floor & Decor Holdings, Inc.	(6,500)	(637,000)
GameStop Corp., Class A	(17,100)	(387,657)
Wayfair, Inc., Class A	(12,600)	(685,818)
		(2,081,449)
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - (1.0)%
Amer Sports, Inc.	(93,000)	$ (1,079,730)
WATER UTILITIES - (0.2)%
American Water Works Co., Inc.	(1,200)	(170,832)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($84,681,645))		(84,929,776)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($84,681,645)) - (81.6)%		(84,929,776)
OTHER ASSETS IN EXCESS OF LIABILITIES - 81.6%		84,914,515
NET ASSETS - 100.0%		$ 104,069,200

(a)	All or portion of the shares have been pledged as collateral for open short positions.
(b)	Represents non-income producing security.
(c)	7-day current yield as of July 31, 2024 is disclosed.

PLC — Public Limited Company
SA — Societe Anonyme

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	63.7%
Canada	12.4
United Kingdom	6.5
Taiwan	5.9
Brazil	2.3
Switzerland	1.4
Mexico	1.3
Spain	1.2
Colombia	1.2
Chile	1.2
China	1.0
Ireland (Republic of)	0.9
Netherlands	0.8
Total Investments	99.8%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 96.7%

AEROSPACE & DEFENSE - 1.2%
General Dynamics Corp.	15,010	$ 4,483,637

BANKS - 13.5%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	453,070	4,775,358
Bank of Nova Scotia (The)	63,750	2,975,213
Barclays PLC, Sponsored ADR	573,400	6,834,928
Canadian Imperial Bank of Commerce	81,600	4,217,904
HSBC Holdings PLC, Sponsored ADR	111,550	5,036,482
Lloyds Banking Group PLC, ADR	1,940,750	5,880,472
NatWest Group PLC, Sponsored ADR	770,370	7,349,330
Regions Financial Corp.	237,080	5,303,480
Royal Bank of Canada	41,990	4,691,963
Toronto-Dominion Bank (The)	80,880	4,774,346
		51,839,476
BEVERAGES - 3.0%
Coca-Cola Co. (The)	96,600	6,447,084
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	54,320	4,912,158
		11,359,242
BIOTECHNOLOGY - 3.3%
Amgen, Inc.	22,490	7,477,250
Gilead Sciences, Inc.	70,130	5,334,088
		12,811,338
CHEMICALS - 1.8%
Air Products and Chemicals, Inc.	12,710	3,353,534
Nutrien Ltd.	70,580	3,613,696
		6,967,230
COMMUNICATIONS EQUIPMENT - 3.2%
Cisco Systems, Inc.	103,420	5,010,699
Juniper Networks, Inc.	191,660	7,223,665
		12,234,364
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Sysco Corp.	53,110	4,070,882

ELECTRIC UTILITIES - 1.4%
Fortis, Inc.	125,860	5,265,982

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
Avnet, Inc.	99,870	5,369,011
TE Connectivity Ltd.	35,300	5,447,849
		10,816,860
	Shares	Value
ENTERTAINMENT - 2.2%
NetEase, Inc., ADR	41,310	$ 3,805,064
Warner Music Group Corp., Class A	161,400	4,843,614
		8,648,678
FOOD PRODUCTS - 1.5%
Ingredion, Inc.	47,910	5,958,567

HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Abbott Laboratories	61,690	6,535,439
Medtronic PLC	45,670	3,668,214
		10,203,653
HEALTH CARE PROVIDERS & SERVICES - 4.1%
Cigna Group (The)	32,260	11,248,094
CVS Health Corp.	75,560	4,558,535
		15,806,629
HOTELS, RESTAURANTS & LEISURE - 2.3%
McDonald's Corp.	33,030	8,766,162

INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.3%
Prologis, Inc.	39,260	4,948,723

INSURANCE - 1.2%
Sun Life Financial, Inc.	92,380	4,582,972

IT SERVICES - 4.1%
Amdocs Ltd.	54,160	4,737,375
Cognizant Technology Solutions Corp., Class A	55,440	4,195,699
International Business Machines Corp.	35,750	6,869,005
		15,802,079
LEISURE PRODUCTS - 1.1%
Brunswick Corp.	50,800	4,137,660

MACHINERY - 1.4%
Snap-on, Inc.	18,870	5,416,256

MEDIA - 4.8%
Comcast Corp., Class A	106,230	4,384,112
Interpublic Group of Cos., Inc. (The)	150,180	4,831,291
Omnicom Group, Inc.	49,170	4,820,627
TEGNA, Inc.	282,310	4,497,198
		18,533,228
METALS & MINING - 0.8%
Ternium SA, Sponsored ADR	83,700	2,902,716

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 5.7%
Canadian Natural Resources, Ltd.	196,350	$ 6,966,498
Ecopetrol SA, Sponsored ADR	439,260	4,708,867
Suncor Energy, Inc.	153,710	6,136,104
Veren, Inc.	552,420	4,308,876
		22,120,345
PROFESSIONAL SERVICES - 4.4%
Broadridge Financial Solutions, Inc.	27,340	5,850,760
Paychex, Inc.	54,440	6,969,409
Robert Half, Inc.	66,040	4,239,107
		17,059,276
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.8%
Analog Devices, Inc.	30,570	7,073,287
ASE Industrial Holding Co. Ltd., ADR	782,420	7,839,848
Broadcom, Inc.	43,200	6,941,376
Microchip Technology, Inc.	66,580	5,910,972
QUALCOMM, Inc.	31,270	5,658,307
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	62,670	10,390,686
Texas Instruments, Inc.	42,550	8,672,115
United Microelectronics Corp., Sponsored ADR	516,850	4,326,035
		56,812,626
SOFTWARE - 1.8%
InterDigital, Inc.	57,750	7,089,390

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.8%
Crown Castle, Inc.	27,340	3,009,587

SPECIALTY RETAIL - 3.9%
Gap, Inc. (The)	403,930	9,484,277
Home Depot, Inc. (The)	14,640	5,389,862
		14,874,139
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.7%
HP, Inc.	201,980	7,289,458
NetApp, Inc.	54,370	6,903,903
		14,193,361
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
Tapestry, Inc.	153,760	6,164,238
	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
TIM SA, ADR	325,520	$ 4,999,987

TOTAL COMMON STOCKS (COST $309,378,394)		371,879,283
MONEY MARKET FUND - 0.9%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(a)	3,422,194	3,422,194
TOTAL MONEY MARKET FUND (COST $3,422,194)		3,422,194
PREFERRED STOCKS - 2.2%

CHEMICALS - 1.2%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 2.33%(b)	121,220	4,613,633
ELECTRIC UTILITIES - 1.0%
Cia Energetica de Minas Gerais, Sponsored ADR, 0.96%(b)	2,103,420	3,996,498
TOTAL PREFERRED STOCKS (COST $9,336,897)		8,610,131
TOTAL INVESTMENTS (COST $322,137,485) - 99.8%		383,911,608

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		771,593
NET ASSETS - 100.0%		$ 384,683,201

(a)	7-day current yield as of July 31, 2024 is disclosed.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
PLC — Public Limited Company
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	24.2%
United Kingdom	16.0
Taiwan	12.3
Netherlands	8.6
China	8.4
Japan	6.4
Brazil	4.2
India	3.9
Germany	3.4
France	2.4
Switzerland	2.3
Spain	2.1
Mexico	1.9
Australia	1.7
Republic of Korea (South)	1.4
Italy	0.6
Denmark	0.5
Ireland (Republic of)	0.4
Norway	0.4
Sweden	0.4
Finland	0.3
Indonesia	0.3
Chile	0.2
South Africa	0.2
Jersey	0.2
United States	0.2
Luxembourg	0.0**
Colombia	0.0**
Total Investments	102.9%

*	Percentages indicated are based on net assets as of July 31, 2024.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 101.0%

AEROSPACE & DEFENSE - 0.1%
CAE, Inc.(a)	11,162	$ 202,925

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	15,462	293,005

AUTOMOBILE COMPONENTS - 0.1%
Magna International, Inc., ADR	5,490	243,591

AUTOMOBILES - 2.3%
Ferrari N.V.	3,759	1,552,505
Honda Motor Co. Ltd., Sponsored ADR	46,840	1,512,932
Li Auto, Inc., ADR(a)	26,714	527,334
NIO, Inc., ADR(a)	26,351	116,998
Stellantis N.V.	53,153	887,124
		4,596,893
BANKS - 18.8%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	137,940	1,453,888
Banco de Chile, ADR	13,050	312,156
Banco Santander Chile, ADR	2,868	57,589
Banco Santander SA, Sponsored ADR	411,595	1,996,236
Bank of Montreal	16,472	1,389,084
Bank of Nova Scotia (The)	27,413	1,279,365
Barclays PLC, Sponsored ADR	84,523	1,007,514
Canadian Imperial Bank of Commerce	24,053	1,243,300
HDFC Bank Ltd., ADR	43,346	2,601,193
HSBC Holdings PLC, Sponsored ADR	91,930	4,150,639
ICICI Bank Ltd., Sponsored ADR	77,423	2,253,784
ING Groep N.V., Sponsored ADR	83,521	1,514,236
KB Financial Group, Inc., ADR	16,574	1,080,791
Lloyds Banking Group PLC, ADR	425,905	1,290,492
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	300,496	3,491,763
Mizuho Financial Group, Inc., ADR	315,100	1,455,762
NatWest Group PLC, Sponsored ADR	64,658	616,837
NU Holdings Ltd., Class A(a)	70,407	854,037
Royal Bank of Canada	39,284	4,389,594
Shinhan Financial Group Co. Ltd., ADR	19,165	830,419
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	169,307	2,451,565
Toronto-Dominion Bank (The)	43,011	2,538,939
Woori Financial Group, Inc., Sponsored ADR	969	34,148
		38,293,331
	Shares	Value
BEVERAGES - 0.9%
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	6,805	$ 615,376
Fomento Economico Mexicano SAB de CV, Sponsored ADR	11,640	1,283,310
		1,898,686
BIOTECHNOLOGY - 1.2%
Argenx SE, ADR(a)	2,089	1,077,652
BeiGene Ltd., ADR(a)	2,734	455,430
Genmab A/S, Sponsored ADR(a)	35,400	1,001,466
		2,534,548
BROADLINE RETAIL - 5.0%
Alibaba Group Holding Ltd., Sponsored ADR	83,883	6,614,174
JD.com, Inc., ADR	57,961	1,529,591
PDD Holdings, Inc., ADR(a)	16,721	2,155,170
		10,298,935
CAPITAL MARKETS - 2.2%
Brookfield Asset Management Ltd., Class A	15,642	682,460
Deutsche Bank AG	56,389	877,413
Nomura Holdings, Inc., Sponsored ADR	85,620	529,988
UBS Group AG	78,667	2,374,170
		4,464,031
CHEMICALS - 0.3%
Nutrien Ltd.	10,435	534,272

COMMERCIAL SERVICES & SUPPLIES - 1.3%
Waste Connections, Inc.	15,506	2,756,502

COMMUNICATIONS EQUIPMENT - 0.7%
Nokia Oyj, Sponsored ADR	167,640	657,149
Telefonaktiebolaget LM Ericsson, Sponsored ADR	110,090	758,520
		1,415,669
CONSTRUCTION & ENGINEERING - 0.3%
Ferrovial SE	15,623	622,108

CONSTRUCTION MATERIALS - 0.5%
CEMEX SAB de CV, Sponsored ADR	75,555	485,063
James Hardie Industries PLC, Sponsored ADR(a)	12,036	435,222
		920,285
DIVERSIFIED CONSUMER SERVICES - 0.5%
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	4,313	270,943

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Pearson PLC, Sponsored ADR	43,987	$ 594,264
TAL Education Group, ADR(a)	11,801	118,246
		983,453
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%
BCE, Inc.	48,449	1,634,185
Chunghwa Telecom Co. Ltd., Sponsored ADR	48,164	1,789,292
Orange SA, Sponsored ADR	88,903	987,712
Telefonica Brasil SA, ADR(a)	44,513	382,367
Telefonica SA, Sponsored ADR	169,980	771,709
Telkom Indonesia Persero Tbk PT, ADR	32,426	578,480
TELUS Corp.	68,334	1,102,911
		7,246,656
ELECTRIC UTILITIES - 1.2%
Centrais Eletricas Brasileiras SA, Sponsored ADR	81,639	572,290
Fortis, Inc.	46,443	1,943,175
		2,515,465
ENTERTAINMENT - 1.0%
NetEase, Inc., ADR	18,666	1,719,325
Tencent Music Entertainment Group, ADR	21,601	306,302
		2,025,627
FINANCIAL SERVICES - 0.4%
ORIX Corp., Sponsored ADR	7,427	898,221

GROUND TRANSPORTATION - 2.3%
Canadian National Railway Co.	19,379	2,243,119
Canadian Pacific Kansas City Ltd.	29,071	2,436,731
Full Truck Alliance Co. Ltd., Sponsored ADR	13,419	101,985
		4,781,835
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Alcon, Inc.	18,840	1,770,960
Koninklijke Philips N.V., Sponsored NYS(a)	31,251	880,653
Smith & Nephew PLC, Sponsored ADR	26,161	752,914
		3,404,527
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Fresenius Medical Care AG, ADR	16,285	314,138

HOTELS, RESTAURANTS & LEISURE - 1.5%
H World Group Ltd., ADR	3,118	93,540
InterContinental Hotels Group PLC, ADR	8,714	882,989
Restaurant Brands International, Inc.	11,789	825,112
Trip.com Group Ltd., ADR(a)	28,275	1,202,536
		3,004,177
HOUSEHOLD DURABLES - 1.4%
Sony Group Corp., Sponsored ADR	31,531	2,793,331

	Shares	Value
INSURANCE - 1.8%
Aegon Ltd., Sponsored NYS	40,717	$ 262,625
Manulife Financial Corp.	64,315	1,712,708
Prudential PLC, ADR	28,648	521,394
Sun Life Financial, Inc.	23,182	1,150,059
		3,646,786
INTERACTIVE MEDIA & SERVICES - 0.6%
Baidu, Inc., Sponsored ADR(a)	13,288	1,176,918
Kanzhun Ltd., ADR	9,023	122,532
		1,299,450
IT SERVICES - 3.0%
CGI, Inc.(a)	12,303	1,402,173
Infosys Ltd., Sponsored ADR	114,277	2,528,950
Shopify, Inc., Class A(a)	28,094	1,719,353
Wipro Ltd., ADR	84,074	517,896
		6,168,372
LIFE SCIENCES TOOLS & SERVICES - 0.7%
QIAGEN N.V.(a)	30,694	1,365,576

MEDIA - 0.2%
WPP PLC, Sponsored ADR	7,288	352,302

METALS & MINING - 6.5%
Agnico Eagle Mines Ltd.	14,119	1,089,563
ArcelorMittal SA, Sponsored NYS	4,591	104,950
Barrick Gold Corp., ADR	42,172	780,604
BHP Group Ltd., Sponsored ADR	61,294	3,403,656
Franco Nevada Corp.	5,988	772,213
Gold Fields Ltd., Sponsored ADR	21,262	364,856
Kinross Gold Corp.	44,170	400,180
POSCO Holdings, Inc., Sponsored ADR	13,196	863,546
Rio Tinto PLC, Sponsored ADR	28,176	1,835,948
Southern Copper Corp.	3,034	323,455
Teck Resources Ltd., Class B	10,148	497,353
Vale SA, Sponsored ADR	168,861	1,832,142
Wheaton Precious Metals Corp.	15,047	899,209
		13,167,675
MULTI-UTILITIES - 0.9%
Algonquin Power & Utilities Corp.	25,797	160,973
National Grid PLC, Sponsored ADR	26,450	1,704,703
		1,865,676
OIL, GAS & CONSUMABLE FUELS - 12.4%
BP PLC, Sponsored ADR	67,680	2,395,195
Cameco Corp.	10,542	479,556
Canadian Natural Resources, Ltd.	52,034	1,846,166
Cenovus Energy, Inc.	41,610	837,609
Ecopetrol SA, Sponsored ADR	1,305	13,990

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Enbridge, Inc.	68,719	$ 2,571,465
Eni S.p.A., Sponsored ADR	35,383	1,134,025
Equinor ASA, Sponsored ADR	29,036	771,196
Imperial Oil Ltd.	8,908	637,457
Pembina Pipeline Corp.	19,268	746,442
Petroleo Brasileiro SA, Sponsored ADR	76,765	1,095,437
Shell PLC, ADR	86,320	6,320,350
Suncor Energy, Inc.	37,221	1,485,862
TC Energy Corp.	26,845	1,138,497
TotalEnergies SE, Sponsored ADR	57,319	3,885,082
		25,358,329
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR(a)	24,879	237,346

PASSENGER AIRLINES - 0.2%
Ryanair Holdings PLC, Sponsored ADR	3,486	353,132

PERSONAL CARE PRODUCTS - 3.2%
Haleon PLC, ADR	142,963	1,308,111
Unilever PLC, Sponsored ADR	86,570	5,315,398
		6,623,509
PROFESSIONAL SERVICES - 2.3%
RELX PLC, Sponsored ADR	70,568	3,332,927
Thomson Reuters Corp.	8,919	1,444,164
		4,777,091
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
FirstService Corp.	4,911	857,264
KE Holdings, Inc., ADR	17,454	241,738
		1,099,002
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.1%
ASE Industrial Holding Co. Ltd., ADR	49,515	496,140
ASML Holding N.V., Sponsored NYS	9,426	8,829,334
STMicroelectronics N.V., Sponsored NYS	16,672	562,847
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	130,623	21,657,294
United Microelectronics Corp., Sponsored ADR	145,630	1,218,923
		32,764,538
SOFTWARE - 2.9%
Open Text Corp.	8,956	282,383
SAP SE, Sponsored ADR	27,037	5,721,029
		6,003,412
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Logitech International SA	6,826	618,231

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Gildan Activewear, Inc.	6,206	252,398
	Shares	Value

TRANSPORTATION INFRASTRUCTURE - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,150	$ 183,988
Grupo Aeroportuario del Sureste SAB de CV, ADR	832	250,008
		433,996
WATER UTILITIES - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	22,104	345,486

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV, ADR	69,186	1,156,790
Rogers Communications, Inc., Class B	13,464	520,383
Vodafone Group PLC, Sponsored ADR	72,019	674,098
		2,351,271
TOTAL COMMON STOCKS (COST $182,726,453)		206,125,789
MASTER LIMITED PARTNERSHIPS - 0.1%

MULTI-UTILITIES - 0.1%
Brookfield Infrastructure Partners LP	7,474	236,029

TOTAL MASTER LIMITED PARTNERSHIPS (COST $282,548)		236,029
PREFERRED STOCKS - 1.8%

BANKS - 0.7%
Bancolombia SA, Sponsored ADR, 10.26%(b)	1,214	40,450
Itau Unibanco Holding SA, Sponsored ADR, 3.74%(b)	243,827	1,467,839
		1,508,289
CHEMICALS - 0.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 2.33%(b)	3,565	135,684
ELECTRIC UTILITIES - 0.1%
Centrais Eletricas Brasileiras SA, ADR, 4.64%(b)	19,477	148,415
METALS & MINING - 0.1%
Gerdau SA, Sponsored ADR, 6.69%(b)	45,435	147,209
OIL, GAS & CONSUMABLE FUELS - 0.8%
Petroleo Brasileiro SA, Sponsored ADR, 5.34%(b)	119,429	1,571,685
TOTAL PREFERRED STOCKS (COST $3,661,231)		3,511,282
TOTAL INVESTMENTS (COST $186,670,232) - 102.9%		209,873,100

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%		$ (5,816,765)
NET ASSETS - 100.0%		$ 204,056,335

(a)	Represents non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
LP — Limited Partnership
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	9.5%
Technology Hardware, Storage & Peripherals	9.0
Semiconductors & Semiconductor Equipment	8.8
Financial Services	6.4
Specialty Retail	6.1
Health Care Providers & Services	5.1
Textiles, Apparel & Luxury Goods	5.0
Consumer Finance	4.4
Interactive Media & Services	3.8
Insurance	3.6
Broadline Retail	3.6
Banks	3.1
Real Estate Management & Development	2.2
Capital Markets	2.0
Professional Services	1.9
Trading Companies & Distributors	1.9
Machinery	1.8
Specialized Real Estate Investment Trusts	1.8
Ground Transportation	1.7
Beverages	1.6
IT Services	1.4
Communications Equipment	1.4
Industry Diversification	Percent*
Diversified Consumer Services	1.4%
Diversified Telecommunication Services	1.3
Automobile Components	1.1
Biotechnology	1.1
Consumer Staples Distribution & Retail	1.1
Household Products	1.1
Hotels, Restaurants & Leisure	1.1
Electrical Equipment	0.9
Building Products	0.9
Containers & Packaging	0.8
Air Freight & Logistics	0.7
Automobiles	0.7
Entertainment	0.7
Money Market Fund	0.7
Electronic Equipment, Instruments & Components	0.6
Pharmaceuticals	0.4
Leisure Products	0.3
Total Investments	101.0%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 100.3%

AIR FREIGHT & LOGISTICS - 0.7%
Expeditors International of Washington, Inc.	7,000	$ 873,740

AUTOMOBILE COMPONENTS - 1.1%
BorgWarner, Inc.	40,000	1,412,400

AUTOMOBILES - 0.7%
Harley-Davidson, Inc.	13,100	491,250
Tesla, Inc.(a)	2,000	464,140
		955,390
BANKS - 3.1%
Bank of America Corp.	8,000	322,480
Citigroup, Inc.	24,000	1,557,120
JPMorgan Chase & Co.	3,000	638,400
PNC Financial Services Group, Inc. (The)	9,000	1,629,900
		4,147,900
BEVERAGES - 1.6%
Coca-Cola Co. (The)	31,000	2,068,940

BIOTECHNOLOGY - 1.1%
Gilead Sciences, Inc.	20,000	1,521,200

BROADLINE RETAIL - 3.6%
Amazon.com, Inc.(a)	17,000	3,178,660
Kohl's Corp.	16,600	359,556
Macy's, Inc.	72,000	1,244,160
		4,782,376
BUILDING PRODUCTS - 0.9%
Owens Corning	6,400	1,192,832

CAPITAL MARKETS - 2.0%
Ameriprise Financial, Inc.	100	43,007
Bank of New York Mellon Corp. (The)	20,700	1,346,949
Janus Henderson Group PLC	33,200	1,236,036
		2,625,992
COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	38,000	1,841,100

	Shares	Value
CONSUMER FINANCE - 4.4%
American Express Co.	7,000	$ 1,771,280
Capital One Financial Corp.	8,000	1,211,200
Discover Financial Services	10,000	1,439,900
Synchrony Financial	28,000	1,422,120
		5,844,500
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Target Corp.	10,000	1,504,100

CONTAINERS & PACKAGING - 0.8%
Berry Global Group, Inc.	16,700	1,097,524

DIVERSIFIED CONSUMER SERVICES - 1.4%
Grand Canyon Education, Inc.(a)	3,100	483,445
H&R Block, Inc.	23,000	1,332,620
		1,816,065
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications, Inc.	44,000	1,782,880

ELECTRICAL EQUIPMENT - 0.9%
Acuity Brands, Inc.	5,000	1,256,750

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Vontier Corp.	20,000	784,600

ENTERTAINMENT - 0.7%
Electronic Arts, Inc.	6,000	905,640

FINANCIAL SERVICES - 6.4%
Berkshire Hathaway, Inc., Class B(a)	2,000	877,000
Mastercard, Inc., Class A	5,000	2,318,550
PayPal Holdings, Inc.(a)	25,000	1,644,500
Visa, Inc., Class A	9,000	2,391,030
Western Union Co. (The)	107,000	1,272,230
		8,503,310
GROUND TRANSPORTATION - 1.7%
Landstar System, Inc.	4,700	894,175
Ryder System, Inc.	10,000	1,401,600
		2,295,775

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 5.1%
Cardinal Health, Inc.	14,000	$ 1,411,620
Cencora, Inc.	5,500	1,308,340
Cigna Group (The)	5,000	1,743,350
DaVita, Inc.(a)	3,200	437,184
McKesson Corp.	3,000	1,851,060
		6,751,554
HOTELS, RESTAURANTS & LEISURE - 1.1%
Booking Holdings, Inc.	400	1,486,004

HOUSEHOLD PRODUCTS - 1.1%
Colgate-Palmolive Co.	15,000	1,487,850

INSURANCE - 3.6%
Hartford Financial Services Group, Inc. (The)	14,000	1,552,880
MetLife, Inc.	15,300	1,175,805
Progressive Corp. (The)	8,000	1,712,960
Prudential Financial, Inc.	2,800	350,896
		4,792,541
INTERACTIVE MEDIA & SERVICES - 3.8%
Alphabet, Inc., Class A	21,000	3,602,340
Meta Platforms, Inc., Class A	3,000	1,424,490
		5,026,830
IT SERVICES - 1.4%
International Business Machines Corp.	10,000	1,921,400

LEISURE PRODUCTS - 0.3%
Mattel, Inc.(a)	19,800	381,942

MACHINERY - 1.8%
Cummins, Inc.	3,000	875,400
Deere & Co.	4,000	1,487,920
		2,363,320
PHARMACEUTICALS - 0.4%
Eli Lilly & Co.	600	482,562

PROFESSIONAL SERVICES - 1.9%
Genpact Ltd.	38,000	1,317,460
Robert Half, Inc.	20,000	1,283,800
		2,601,260
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)	13,000	$ 1,465,230
Jones Lang LaSalle, Inc.(a)	6,000	1,505,400
		2,970,630
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
Broadcom, Inc.	3,000	482,040
Cirrus Logic, Inc.(a)	9,800	1,278,704
Lam Research Corp.	2,000	1,842,480
NVIDIA Corp.	52,000	6,085,040
QUALCOMM, Inc.	11,000	1,990,450
		11,678,714
SOFTWARE - 9.5%
Dropbox, Inc., Class A(a)	41,200	985,504
Intuit, Inc.	3,000	1,942,050
Microsoft Corp.	19,000	7,948,650
Salesforce, Inc.	7,000	1,811,600
		12,687,804
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.8%
American Tower Corp.	6,800	1,498,720
Iron Mountain, Inc.	8,700	892,272
		2,390,992
SPECIALTY RETAIL - 6.1%
Dick's Sporting Goods, Inc.	7,000	1,514,450
Gap, Inc. (The)	54,000	1,267,920
Home Depot, Inc. (The)	6,000	2,208,960
Lowe’s Cos., Inc.	7,000	1,718,570
Williams-Sonoma, Inc.	9,000	1,392,120
		8,102,020
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.0%
Apple, Inc.	32,000	7,106,560
Dell Technologies, Inc., Class C	9,000	1,023,120
Hewlett Packard Enterprise Co.	66,800	1,329,988
HP, Inc.	32,700	1,180,143
NetApp, Inc.	11,000	1,396,780
		12,036,591
TEXTILES, APPAREL & LUXURY GOODS - 5.0%
Carter's, Inc.	14,700	890,085
Columbia Sportswear Co.	16,000	1,307,200
Crocs, Inc.(a)	5,000	671,850
Deckers Outdoor Corp.(a)	1,200	1,107,156

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
PVH Corp.	12,000	$ 1,223,880
Ralph Lauren Corp.	8,000	1,404,720
		6,604,891
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Ferguson PLC	4,900	1,090,985
WESCO International, Inc.	8,000	1,399,600
		2,490,585
TOTAL COMMON STOCKS (COST $112,434,005)		133,470,504
MONEY MARKET FUND - 0.7%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(b)	951,099	951,099
TOTAL MONEY MARKET FUND (COST $951,099)		951,099
	Shares	Value
TOTAL INVESTMENTS (COST $113,385,104) - 101.0%		$ 134,421,603

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(1,269,576)
NET ASSETS - 100.0%		$ 133,152,027

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	16.2%
Technology Hardware, Storage & Peripherals	13.4
Semiconductors & Semiconductor Equipment	12.9
Interactive Media & Services	9.2
Financial Services	7.3
Broadline Retail	5.7
Specialty Retail	5.3
Health Care Providers & Services	5.1
Textiles, Apparel & Luxury Goods	3.1
Specialized Real Estate Investment Trusts	2.5
Trading Companies & Distributors	2.4
Capital Markets	2.1
Diversified Consumer Services	2.0
Consumer Finance	1.8
Industry Diversification	Percent*
Real Estate Management & Development	1.8%
Consumer Staples Distribution & Retail	1.5
Automobiles	1.5
Professional Services	1.5
Pharmaceuticals	1.5
Containers & Packaging	1.3
IT Services	1.1
Air Freight & Logistics	0.9
Retail Real Estate Investment Trusts	0.8
Hotels, Restaurants & Leisure	0.2
Total Investments	101.1%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 101.1%

AIR FREIGHT & LOGISTICS - 0.9%
Expeditors International of Washington, Inc.	12,000	$ 1,497,840

AUTOMOBILES - 1.5%
Tesla, Inc.(a)	10,000	2,320,700

BROADLINE RETAIL - 5.7%
Amazon.com, Inc.(a)	48,000	8,975,040

CAPITAL MARKETS - 2.1%
Ameriprise Financial, Inc.	4,000	1,720,280
LPL Financial Holdings, Inc.	7,000	1,550,640
		3,270,920
CONSUMER FINANCE - 1.8%
Ally Financial, Inc.	2,000	90,020
American Express Co.	8,000	2,024,320
Synchrony Financial	15,300	777,087
		2,891,427
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
Costco Wholesale Corp.	800	657,600
Target Corp.	11,000	1,654,510
		2,312,110
CONTAINERS & PACKAGING - 1.3%
Berry Global Group, Inc.	12,900	847,788
Sealed Air Corp.	30,000	1,141,500
		1,989,288
DIVERSIFIED CONSUMER SERVICES - 2.0%
Grand Canyon Education, Inc.(a)	10,000	1,559,500
H&R Block, Inc.	28,000	1,622,320
		3,181,820
FINANCIAL SERVICES - 7.3%
Mastercard, Inc., Class A	9,000	4,173,390
PayPal Holdings, Inc.(a)	24,000	1,578,720
Visa, Inc., Class A	16,000	4,250,720
Western Union Co. (The)	133,000	1,581,370
		11,584,200
HEALTH CARE PROVIDERS & SERVICES - 5.1%
Cardinal Health, Inc.	18,000	1,814,940
Cencora, Inc.	8,000	1,903,040
Cigna Group (The)	5,000	1,743,350
DaVita, Inc.(a)	6,000	819,720
McKesson Corp.	3,000	1,851,060
		8,132,110
HOTELS, RESTAURANTS & LEISURE - 0.2%
Booking Holdings, Inc.	100	371,501
	Shares	Value

INTERACTIVE MEDIA & SERVICES - 9.2%
Alphabet, Inc., Class A	57,000	$ 9,777,780
Meta Platforms, Inc., Class A	10,000	4,748,300
		14,526,080
IT SERVICES - 1.1%
GoDaddy, Inc., Class A(a)	12,000	1,745,400

PHARMACEUTICALS - 1.5%
Eli Lilly & Co.	3,000	2,412,810

PROFESSIONAL SERVICES - 1.5%
Genpact Ltd.	46,000	1,594,820
Robert Half, Inc.	10,900	699,671
		2,294,491
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CBRE Group, Inc., Class A(a)	9,400	1,059,474
Jones Lang LaSalle, Inc.(a)	7,000	1,756,300
		2,815,774
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	8,000	1,227,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.9%
Broadcom, Inc.	17,000	2,731,560
NVIDIA Corp.	131,000	15,329,620
QUALCOMM, Inc.	13,000	2,352,350
		20,413,530
SOFTWARE - 16.2%
Dropbox, Inc., Class A(a)	70,000	1,674,400
Gen Digital, Inc.	67,000	1,741,330
Intuit, Inc.	4,000	2,589,400
Microsoft Corp.	42,000	17,570,700
Salesforce, Inc.	8,000	2,070,400
		25,646,230
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.5%
American Tower Corp.	10,000	2,204,000
Iron Mountain, Inc.	17,000	1,743,520
		3,947,520
SPECIALTY RETAIL - 5.3%
Dick's Sporting Goods, Inc.	8,000	1,730,800
Home Depot, Inc. (The)	9,000	3,313,440
Lowe’s Cos., Inc.	7,000	1,718,570
Williams-Sonoma, Inc.	10,000	1,546,800
		8,309,610
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 13.4%
Apple, Inc.	81,000	17,988,480

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
HP, Inc.	45,000	$ 1,624,050
NetApp, Inc.	13,000	1,650,740
		21,263,270
TEXTILES, APPAREL & LUXURY GOODS - 3.1%
Crocs, Inc.(a)	12,000	1,612,440
Deckers Outdoor Corp.(a)	2,000	1,845,260
Tapestry, Inc.	38,000	1,523,420
		4,981,120
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Ferguson PLC	8,000	1,781,200
W.W. Grainger, Inc.	2,000	1,953,620
		3,734,820
TOTAL COMMON STOCKS (COST $128,650,813)		159,845,131
	Shares	Value
TOTAL INVESTMENTS (COST $128,650,813) - 101.1%		$ 159,845,131

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(1,709,662)
NET ASSETS - 100.0%		$ 158,135,469

(a)	Represents non-income producing security.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Banks	10.4%
Capital Markets	7.5
Health Care Providers & Services	5.1
Specialty Retail	5.1
Financial Services	4.7
Technology Hardware, Storage & Peripherals	4.1
Machinery	4.0
Consumer Staples Distribution & Retail	3.9
Consumer Finance	3.8
Oil, Gas & Consumable Fuels	3.8
Insurance	3.7
Diversified Telecommunication Services	3.3
Semiconductors & Semiconductor Equipment	3.1
Professional Services	3.0
Building Products	2.3
Real Estate Management & Development	2.2
Diversified Consumer Services	2.1
IT Services	1.8
Communications Equipment	1.8
Textiles, Apparel & Luxury Goods	1.8
Household Products	1.7
Software	1.7
Industry Diversification	Percent*
Beverages	1.5%
Biotechnology	1.4
Aerospace & Defense	1.3
Specialized Real Estate Investment Trusts	1.3
Industrial Conglomerates	1.2
Commercial Services & Supplies	1.2
Trading Companies & Distributors	1.2
Food Products	1.1
Retail Real Estate Investment Trusts	1.1
Ground Transportation	1.1
Hotels, Restaurants & Leisure	1.1
Containers & Packaging	1.0
Automobiles	1.0
Electrical Equipment	1.0
Broadline Retail	0.9
Automobile Components	0.7
Electronic Equipment, Instruments & Components	0.7
Money Market Fund	0.1
Total Investments	99.8%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 1.3%
Lockheed Martin Corp.	1,600	$ 867,072

AUTOMOBILE COMPONENTS - 0.7%
BorgWarner, Inc.	13,600	480,216

AUTOMOBILES - 1.0%
Harley-Davidson, Inc.	17,700	663,750

BANKS - 10.4%
Bank of America Corp.	33,700	1,358,447
Citigroup, Inc.	15,100	979,688
JPMorgan Chase & Co.	10,600	2,255,680
PNC Financial Services Group, Inc. (The)	4,900	887,390
U.S. Bancorp	18,100	812,328
Wells Fargo & Co.	7,600	450,984
		6,744,517
BEVERAGES - 1.5%
Coca-Cola Co. (The)	14,400	961,056

BIOTECHNOLOGY - 1.4%
Gilead Sciences, Inc.	11,600	882,296

BROADLINE RETAIL - 0.9%
Macy's, Inc.	34,700	599,616

BUILDING PRODUCTS - 2.3%
Owens Corning	3,800	708,244
Trane Technologies PLC	2,400	802,272
		1,510,516
CAPITAL MARKETS - 7.5%
Ameriprise Financial, Inc.	1,500	645,105
Bank of New York Mellon Corp. (The)	11,500	748,305
Goldman Sachs Group, Inc. (The)	1,900	967,157
Janus Henderson Group PLC	17,900	666,417
Morgan Stanley	9,200	949,532
S&P Global, Inc.	1,900	920,987
		4,897,503
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Republic Services, Inc.	1,100	213,752
Waste Management, Inc.	2,800	567,448
		781,200
COMMUNICATIONS EQUIPMENT - 1.8%
Cisco Systems, Inc.	24,400	1,182,180

	Shares	Value
CONSUMER FINANCE - 3.8%
American Express Co.	3,600	$ 910,944
Capital One Financial Corp.	5,600	847,840
Synchrony Financial	14,000	711,060
		2,469,844
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.9%
Kroger Co. (The)	13,700	746,650
Target Corp.	5,600	842,296
Walmart, Inc.	13,700	940,368
		2,529,314
CONTAINERS & PACKAGING - 1.0%
Berry Global Group, Inc.	10,200	670,344

DIVERSIFIED CONSUMER SERVICES - 2.1%
Grand Canyon Education, Inc.(a)	4,300	670,585
H&R Block, Inc.	11,400	660,516
		1,331,101
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3%
AT&T, Inc.	53,900	1,037,575
Verizon Communications, Inc.	27,500	1,114,300
		2,151,875
ELECTRICAL EQUIPMENT - 1.0%
Acuity Brands, Inc.	2,600	653,510

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Vontier Corp.	10,800	423,684

FINANCIAL SERVICES - 4.7%
Berkshire Hathaway, Inc., Class B(a)	3,400	1,490,900
PayPal Holdings, Inc.(a)	13,800	907,764
Western Union Co. (The)	53,800	639,682
		3,038,346
FOOD PRODUCTS - 1.1%
General Mills, Inc.	11,000	738,540

GROUND TRANSPORTATION - 1.1%
Ryder System, Inc.	5,200	728,832

HEALTH CARE PROVIDERS & SERVICES - 5.1%
Cardinal Health, Inc.	6,700	675,561
Cencora, Inc.	2,700	642,276
Cigna Group (The)	2,600	906,542
Elevance Health, Inc.	500	266,015
McKesson Corp.	1,300	802,126
		3,292,520

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.1%
Booking Holdings, Inc.	200	$ 743,002

HOUSEHOLD PRODUCTS - 1.7%
Colgate-Palmolive Co.	7,600	753,844
Procter & Gamble Co. (The)	2,200	353,672
		1,107,516
INDUSTRIAL CONGLOMERATES - 1.2%
3M Co.	6,200	790,810

INSURANCE - 3.7%
Hartford Financial Services Group, Inc. (The)	7,100	787,532
MetLife, Inc.	10,000	768,500
Progressive Corp. (The)	3,300	706,596
Unum Group	2,200	126,566
		2,389,194
IT SERVICES - 1.8%
International Business Machines Corp.	5,900	1,133,626

MACHINERY - 4.0%
Caterpillar, Inc.	2,900	1,003,980
Deere & Co.	2,400	892,752
PACCAR, Inc.	7,100	700,486
		2,597,218
OIL, GAS & CONSUMABLE FUELS - 3.8%
Chevron Corp.	700	112,329
Exxon Mobil Corp.	6,600	782,694
Marathon Petroleum Corp.	4,400	778,888
Valero Energy Corp.	4,700	760,084
		2,433,995
PROFESSIONAL SERVICES - 3.0%
Genpact Ltd.	20,400	707,268
ManpowerGroup, Inc.	8,100	620,298
Robert Half, Inc.	9,800	629,062
		1,956,628
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)	6,600	743,886
Jones Lang LaSalle, Inc.(a)	2,600	652,340
		1,396,226
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.1%
Simon Property Group, Inc.	4,600	705,824

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Applied Materials, Inc.	800	169,760
	Shares	Value
Cirrus Logic, Inc.(a)	5,000	$ 652,400
Lam Research Corp.	500	460,620
QUALCOMM, Inc.	4,100	741,895
		2,024,675
SOFTWARE - 1.7%
Dropbox, Inc., Class A(a)	13,500	322,920
Salesforce, Inc.	2,900	750,520
		1,073,440
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.3%
American Tower Corp.	700	154,280
Iron Mountain, Inc.	7,000	717,920
		872,200
SPECIALTY RETAIL - 5.1%
Dick's Sporting Goods, Inc.	300	64,905
Gap, Inc. (The)	25,900	608,132
Home Depot, Inc. (The)	2,400	883,584
Lowe’s Cos., Inc.	4,400	1,080,244
Williams-Sonoma, Inc.	4,200	649,656
		3,286,521
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.1%
Dell Technologies, Inc., Class C	6,500	738,920
Hewlett Packard Enterprise Co.	31,800	633,138
HP, Inc.	18,900	682,101
NetApp, Inc.	5,000	634,900
		2,689,059
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
Carter's, Inc.	1,400	84,770
Deckers Outdoor Corp.(a)	600	553,578
PVH Corp.	5,400	550,746
		1,189,094
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Ferguson PLC	3,400	757,010

TOTAL COMMON STOCKS (COST $55,096,088)		64,743,870
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(b)	57,312	57,312
TOTAL MONEY MARKET FUND (COST $57,312)		57,312
TOTAL INVESTMENTS (COST $55,153,400) - 99.8%		64,801,182

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		$ 128,299
NET ASSETS - 100.0%		$ 64,929,481

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2024 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	24.4%
U.S. Treasury Obligations	10.0
Semiconductors & Semiconductor Equipment	3.8
Aerospace & Defense	3.7
Oil, Gas & Consumable Fuels	3.4
Software	3.3
Consumer Staples Distribution & Retail	3.2
Health Care Providers & Services	3.0
Specialty Retail	3.0
Money Market Fund	2.8
Capital Markets	2.6
Municipal Bonds	2.5
Household Products	2.4
Textiles, Apparel & Luxury Goods	2.2
U.S. Government Agency Mortgage-Backed Obligations	2.2
Hotels, Restaurants & Leisure	2.1
Financial Services	2.0
Food Products	2.0
Machinery	2.0
Industry Diversification	Percent*
Consumer Finance	1.9%
IT Services	1.8
Air Freight & Logistics	1.8
Insurance	1.7
Technology Hardware, Storage & Peripherals	1.3
Banks	1.2
Broadline Retail	1.0
Communications Equipment	1.0
Diversified Telecommunication Services	1.0
Entertainment	1.0
Electric Utilities	1.0
Biotechnology	1.0
Trading Companies & Distributors	0.9
Industrial Conglomerates	0.9
Beverages	0.9
Chemicals	0.8
Total Investments	99.8%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 57.9%

AEROSPACE & DEFENSE - 3.7%
General Dynamics Corp., 3.75%, 5/15/28	$ 2,000,000	$ 1,951,468
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,054,892
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	983,637
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,557,349
		7,547,346
AIR FREIGHT & LOGISTICS - 1.8%
United Parcel Service, Inc., 3.05%, 11/15/27	1,000,000	955,640
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	785,266
United Parcel Service, Inc., 3.90%, 4/1/25	2,000,000	1,982,375
		3,723,281
BANKS - 1.2%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	1,983,033
JPMorgan Chase & Co., 4.25%, 10/1/27	500,000	495,316
		2,478,349
BEVERAGES - 0.9%
Coca-Cola Co. (The), 3.45%, 3/25/30	2,000,000	1,903,963

BIOTECHNOLOGY - 1.0%
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,056,336

BROADLINE RETAIL - 1.0%
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	2,000,000	1,987,852

CAPITAL MARKETS - 2.6%
Charles Schwab Corp. (The), 2.00%, 3/20/28	2,000,000	1,822,909
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	943,221
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,538,359
Morgan Stanley, 4.00%, 7/23/25	1,000,000	988,803
		5,293,292
CHEMICALS - 0.8%
Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,000,000	921,325
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	772,975
		1,694,300
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 1.0%
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	$ 2,000,000	$ 1,922,023

CONSUMER FINANCE - 1.9%
American Express Co., 4.05%, 5/3/29	3,000,000	2,949,878
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	969,742
		3,919,620
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.2%
Kroger Co. (The), 4.50%, 1/15/29	1,000,000	996,891
Sysco Corp., 3.25%, 7/15/27	2,000,000	1,919,788
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,590,356
Walmart, Inc., 3.25%, 7/8/29	2,000,000	1,922,324
		6,429,359
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc., 4.50%, 8/10/33	2,000,000	1,921,474

ELECTRIC UTILITIES - 1.0%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,919,022

ENTERTAINMENT - 1.0%
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	1,926,590

FINANCIAL SERVICES - 2.0%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	992,910
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,087,480
PayPal Holdings, Inc., 4.40%, 6/1/32, (Callable 3/1/32 @ 100)	2,000,000	1,952,752
		4,033,142
FOOD PRODUCTS - 2.0%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,970,193
General Mills, Inc., 4.95%, 3/29/33	2,000,000	1,993,460
		3,963,653
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,051,688
CVS Health Corp., 5.13%, 2/21/30	1,000,000	1,010,410
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,974,498
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	989,975
		6,026,571

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE - 2.1%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	$ 1,000,000	$ 945,842
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,860,766
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,526,702
		4,333,310
HOUSEHOLD PRODUCTS - 2.4%
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	1,994,272
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	938,579
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,956,306
		4,889,157
INDUSTRIAL CONGLOMERATES - 0.9%
3M Co., 2.88%, 10/15/27	2,000,000	1,895,901

INSURANCE - 1.7%
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,040,158
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	1,500,000	1,410,792
		3,450,950
IT SERVICES - 1.8%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	979,514
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,680,248
		3,659,762
MACHINERY - 2.0%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,049,704
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	1,979,652
		4,029,356
OIL, GAS & CONSUMABLE FUELS - 3.4%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,709,913
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,222,807
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,906,721
		6,839,441
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,886,687
NVIDIA Corp., 2.85%, 4/1/30	2,000,000	1,853,881
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,001,001
		7,741,569
SOFTWARE - 3.3%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	2,037,276
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,796,856
Oracle Corp., 3.25%, 11/15/27	2,000,000	1,912,519
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	977,886
		6,724,537
	Principal Amount	Value
SPECIALTY RETAIL - 3.0%
Home Depot, Inc. (The), 4.50%, 9/15/32	$ 2,000,000	$ 1,989,613
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,174,410
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,913,403
		6,077,426
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
Apple, Inc., 1.65%, 5/11/30	2,000,000	1,727,386
Apple, Inc., 3.45%, 2/9/45	1,000,000	802,053
		2,529,439
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,757,581
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	911,691
Tapestry, Inc., 4.13%, 7/15/27	689,000	668,091
		4,337,363
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,831,653

TOTAL CORPORATE BONDS (COST $124,765,716)		117,086,037
MUNICIPAL BONDS - 2.5%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	427,503

CONNECTICUT - 0.1%
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	200,000	184,079

LOUISIANA - 0.1%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	85,813

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,026,477

TEXAS - 1.6%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30,	995,000	874,413
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31,	1,240,000	1,055,083

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33,	$ 895,000	$ 730,933
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31,	100,000	87,161
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	484,271
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31,	100,000	87,177
		3,319,038
TOTAL MUNICIPAL BONDS (COST $5,994,664)		5,042,910
U.S. GOVERNMENT AGENCIES - 24.4%
Federal Farm Credit Bank
3.00%, 11/25/30	1,000,000	936,161
5.38%, 6/20/28	1,000,000	997,709
		1,933,870
Federal Home Loan Bank
0.75%, 8/25/28(b)	1,350,000	1,224,178
0.80%, 3/8/27	1,000,000	915,903
0.85%, 2/26/26, (Callable 8/26/24 @ 100)	1,000,000	945,072
0.88%, 3/23/26	1,000,000	942,929
0.90%, 12/1/27	2,000,000	1,792,534
1.00%, 7/29/26	1,000,000	935,794
1.00%, 3/16/27	2,000,000	1,840,426
1.00%, 9/30/26(b)	2,000,000	1,883,138
1.00%, 9/30/27(b)	800,000	742,551
1.07%, 1/25/30	1,000,000	844,228
1.25%, 4/13/26, (Callable 10/13/24 @ 100)(b)	1,000,000	956,025
1.30%, 3/30/26(b)	1,000,000	953,791
1.50%, 4/29/31, (Callable 10/29/24 @ 100)(b)	730,769	671,327
1.75%, 7/29/26	1,000,000	949,674
2.75%, 2/22/34	1,000,000	862,426
2.75%, 3/10/27, (Callable 9/10/24 @ 100)(b)	1,000,000	976,432
3.00%, 2/24/37, (Callable 8/9/24 @ 100)	1,000,000	850,043
3.10%, 5/10/27	1,000,000	973,122
3.65%, 5/26/27	1,000,000	980,250
4.00%, 5/24/27(b)	1,000,000	995,403
4.75%, 3/10/34	1,000,000	1,027,556
5.00%, 12/11/28	2,000,000	2,007,847
5.02%, 1/17/29	2,000,000	2,005,116
	Principal Amount	Value
5.17%, 7/27/27	$ 2,000,000	$ 1,998,263
5.25%, 1/22/29	2,000,000	2,004,741
5.40%, 1/28/28, (Callable 10/28/24 @ 100)	500,000	500,062
		30,778,831
Federal Home Loan Mortgage Corp.
0.80%, 10/27/26	1,000,000	924,233
1.05%, 7/21/28	1,000,000	888,022
2.00%, 12/24/24	1,000,000	985,526
5.00%, 9/27/24	1,000,000	999,162
5.15%, 10/17/24	1,000,000	999,361
5.20%, 2/24/26	1,000,000	999,359
5.50%, 5/1/26	1,500,000	1,500,000
5.50%, 12/15/27	2,000,000	1,994,247
5.50%, 7/24/29	500,000	500,106
6.00%, 7/27/28	2,000,000	1,997,545
		11,787,561
Federal National Mortgage Association
0.40%, 10/29/24	1,000,000	988,127
0.55%, 8/19/25	1,000,000	956,901
0.56%, 10/28/25	1,000,000	950,075
0.58%, 8/25/25	1,000,000	956,543
0.60%, 8/28/25	1,000,000	956,444
		4,808,090
TOTAL U.S. GOVERNMENT AGENCIES (COST $51,390,737)		49,308,352
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.2%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	473,019	460,401
3.50%, 2/1/34	128,590	125,648
3.50%, 10/1/49	200,973	184,957
3.50%, 12/15/48	334,038	322,159
4.00%, 12/15/25	1,330,769	1,321,078
6.00%, 3/1/38	12,462	12,897
		2,427,140
Federal National Mortgage Association
1.50%, 11/25/44	1,370,015	1,166,547
3.50%, 2/1/43	123,313	115,448
3.50%, 4/1/48	342,708	319,502
4.00%, 9/1/33	87,385	85,549
4.00%, 10/1/46	245,163	234,901

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
6.00%, 6/1/36	$ 73,603	$ 73,667
7.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	29,728	30,053
		2,025,667
Government National Mortgage Association
4.50%, 6/15/40	52,737	52,151
4.50%, 8/20/38	19,379	18,910
5.00%, 5/20/40	30,197	30,039
6.00%, 10/15/37	14,178	14,720
6.00%, 6/15/37	16,049	16,523
		132,343
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $5,001,057)		4,585,150
U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,277,891
U.S. Treasury Notes
1.63%, 11/30/26	1,000,000	943,438
1.75%, 11/15/29	1,000,000	897,578
4.00%, 10/31/29	2,000,000	2,004,766
4.00%, 7/31/30	3,000,000	3,005,859
4.00%, 1/31/29	2,000,000	2,004,141
4.13%, 10/31/27	1,000,000	1,002,656
4.13%, 11/15/32	1,000,000	1,007,656
4.13%, 8/31/30	2,000,000	2,017,187
4.38%, 11/30/28	1,000,000	1,016,563
4.50%, 11/15/25	2,000,000	1,998,047
4.50%, 7/15/26	1,000,000	1,003,906
5.00%, 8/31/25	2,000,000	2,005,547
		18,907,344
TOTAL U.S. TREASURY OBLIGATIONS (COST $20,803,330)		20,185,235

	Shares	Value
MONEY MARKET FUND - 2.8%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(c)	5,777,227	$ 5,777,227
TOTAL MONEY MARKET FUND (COST $5,777,227)		5,777,227
TOTAL INVESTMENTS (COST $213,732,731) - 99.8%		201,984,911

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,852,225
NET ASSETS - 100.0%		$ 202,309,474

(a)	Variable rate security. The interest rate shown represents the rate in effect at July 31, 2024. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2024.
(c)	7-day current yield as of July 31, 2024 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

The table below sets forth the diversification of the Steward Small Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	14.4%
Health Care Providers & Services	7.8
Health Care Equipment & Supplies	6.6
Machinery	4.9
Biotechnology	4.9
Pharmaceuticals	4.0
Professional Services	3.8
Oil, Gas & Consumable Fuels	3.6
Building Products	3.2
Aerospace & Defense	2.7
Semiconductors & Semiconductor Equipment	2.3
Capital Markets	2.3
Ground Transportation	2.2
Electrical Equipment	2.2
Specialty Retail	2.1
Electronic Equipment, Instruments & Components	2.1
Commercial Services & Supplies	2.1
Financial Services	2.0
Money Market Fund	1.9
Consumer Staples Distribution & Retail	1.8
Household Durables	1.7
Specialized Real Estate Investment Trusts	1.7
Hotels, Restaurants & Leisure	1.5
Industry Diversification	Percent*
Entertainment	1.5%
Textiles, Apparel & Luxury Goods	1.3
Food Products	1.2
IT Services	1.1
Construction & Engineering	1.0
Containers & Packaging	1.0
Personal Care Products	1.0
Life Sciences Tools & Services	1.0
Automobile Components	1.0
Chemicals	1.0
Energy Equipment & Services	1.0
Household Products	0.9
Health Care Technology	0.9
Beverages	0.8
Trading Companies & Distributors	0.8
Interactive Media & Services	0.7
Independent Power and Renewable Electricity Producers	0.7
Diversified Telecommunication Services	0.6
Diversified Consumer Services	0.5
Metals & Mining	0.3
Total Investments	100.1%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 98.2%

AEROSPACE & DEFENSE - 2.7%
AeroVironment, Inc.(a)	2,700	$ 482,058
Spirit AeroSystems Holdings, Inc., Class A(a)	10,325	374,281
		856,339
AUTOMOBILE COMPONENTS - 1.0%
Visteon Corp.(a)	2,715	313,691

BEVERAGES - 0.8%
Vita Coco Co., Inc. (The)(a)	9,990	258,142

BIOTECHNOLOGY - 4.9%
Alkermes PLC(a)	10,000	273,200
Blueprint Medicines Corp.(a)	3,110	336,813
Insmed, Inc.(a)	4,500	327,375
Vaxcyte, Inc.(a)	3,110	245,348
Viking Therapeutics, Inc.(a)	6,720	383,040
		1,565,776
BUILDING PRODUCTS - 3.2%
Simpson Manufacturing Co., Inc.	2,085	400,508
Tecnoglass, Inc.	6,815	366,715
UFP Industries, Inc.	1,952	257,527
		1,024,750
CAPITAL MARKETS - 2.3%
Cboe Global Markets, Inc.	2,152	394,913
Donnelley Financial Solutions, Inc.(a)	5,070	342,124
		737,037
CHEMICALS - 1.0%
Aspen Aerogels, Inc.(a)	15,710	320,641

COMMERCIAL SERVICES & SUPPLIES - 2.1%
Casella Waste Systems, Inc., Class A(a)	5,181	536,544
Vestis Corp.	12,000	155,640
		692,184
CONSTRUCTION & ENGINEERING - 1.0%
Comfort Systems USA, Inc.	940	312,475

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Sprouts Farmers Market, Inc.(a)	5,790	578,363

CONTAINERS & PACKAGING - 1.0%
AptarGroup, Inc.	2,287	336,143

DIVERSIFIED CONSUMER SERVICES - 0.5%
Duolingo, Inc.(a)	985	169,361

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Globalstar, Inc.(a)	150,000	$ 181,500

ELECTRICAL EQUIPMENT - 2.2%
NEXTracker, Inc., Class A(a)	6,955	341,769
nVent Electric PLC	5,204	377,966
		719,735
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
Fabrinet (a)	1,886	415,976
Novanta, Inc.(a)	1,372	248,579
		664,555
ENERGY EQUIPMENT & SERVICES - 1.0%
Weatherford International PLC(a)	2,600	306,436

ENTERTAINMENT - 1.5%
TKO Group Holdings, Inc.	4,399	481,031

FINANCIAL SERVICES - 2.0%
AvidXchange Holdings, Inc.(a)	26,655	238,296
Shift4 Payments, Inc., Class A(a)	5,937	408,406
		646,702
FOOD PRODUCTS - 1.2%
Vital Farms, Inc.(a)	10,325	376,759

GROUND TRANSPORTATION - 2.2%
Landstar System, Inc.	2,485	472,771
Lyft, Inc., Class A(a)	20,000	241,000
		713,771
HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
Glaukos Corp.(a)	2,000	234,340
Haemonetics Corp.(a)	4,665	420,083
Inspire Medical Systems, Inc.(a)	1,407	198,457
Lantheus Holdings, Inc.(a)	3,000	314,490
Merit Medical Systems, Inc.(a)	3,640	310,456
PROCEPT BioRobotics Corp.(a)	5,000	316,600
RxSight, Inc.(a)	7,340	335,952
		2,130,378
HEALTH CARE PROVIDERS & SERVICES - 7.8%
Ensign Group, Inc. (The)	3,395	477,846
HealthEquity, Inc.(a)	5,900	463,032
NeoGenomics, Inc.(a)	19,500	345,735
Option Care Health, Inc.(a)	13,360	396,658
Progyny, Inc.(a)	12,360	348,552
Quest Diagnostics, Inc.	2,195	312,349
R1 RCM, Inc.(a)	12,000	154,560
		2,498,732

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.9%
Doximity, Inc., Class A(a)	9,900	$ 277,200

HOTELS, RESTAURANTS & LEISURE - 1.5%
First Watch Restaurant Group, Inc.(a)	14,271	232,189
Portillo's, Inc., Class A(a)	23,220	240,559
		472,748
HOUSEHOLD DURABLES - 1.7%
Installed Building Products, Inc.	1,255	339,289
Lovesac (The), Co.(a)	7,220	197,539
		536,828
HOUSEHOLD PRODUCTS - 0.9%
Reynolds Consumer Products, Inc.	10,500	292,110

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
Clearway Energy, Inc., Class C	8,505	226,913

INTERACTIVE MEDIA & SERVICES - 0.7%
Cars.com, Inc.(a)	11,454	236,182

IT SERVICES - 1.1%
DigitalOcean Holdings, Inc.(a)	10,674	353,630

LIFE SCIENCES TOOLS & SERVICES - 1.0%
Medpace Holdings, Inc.(a)	840	321,317

MACHINERY - 4.9%
Atmus Filtration Technologies, Inc.(a)	12,365	381,337
Chart Industries, Inc.(a)	2,308	371,773
Donaldson Co., Inc.	5,910	442,186
ESCO Technologies, Inc.	3,135	385,479
		1,580,775
METALS & MINING - 0.3%
MP Materials Corp.(a)	7,667	103,658

OIL, GAS & CONSUMABLE FUELS - 3.6%
Gulfport Energy Corp.(a)	2,746	404,239
Magnolia Oil & Gas Corp., Class A	16,184	440,852
Matador Resources Co.	5,351	328,979
		1,174,070
PERSONAL CARE PRODUCTS - 1.0%
elf Beauty, Inc.(a)	1,913	330,146

	Shares	Value
PHARMACEUTICALS - 4.0%
Amphastar Pharmaceuticals, Inc.(a)	8,628	$ 375,490
Intra-Cellular Therapies, Inc.(a)	3,940	310,157
Ligand Pharmaceuticals, Inc.(a)	5,490	598,355
		1,284,002
PROFESSIONAL SERVICES - 3.8%
CACI International, Inc., Class A(a)	831	383,490
Paycor HCM, Inc.(a)	14,100	174,981
Upwork, Inc.(a)	13,690	165,923
Verra Mobility Corp.(a)	17,108	515,464
		1,239,858
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Navitas Semiconductor Corp.(a)	47,110	174,778
Rambus, Inc.(a)	4,000	205,760
Silicon Laboratories, Inc.(a)	3,020	362,793
		743,331
SOFTWARE - 14.4%
Altair Engineering, Inc., Class A(a)	2,300	203,228
Appian Corp., Class A(a)	9,085	335,600
BlackLine, Inc.(a)	6,052	287,591
CCC Intelligent Solutions Holdings, Inc.(a)	30,080	308,621
Clear Secure, Inc., Class A	19,000	405,650
Clearwater Analytics Holdings, Inc., Class A(a)	12,461	243,613
Gitlab, Inc., Class A(a)	4,450	227,973
Monday.com Ltd.(a)	1,250	287,262
PowerSchool Holdings, Inc., Class A(a)	18,194	410,457
Procore Technologies, Inc.(a)	6,716	477,037
Qualys, Inc.(a)	2,594	386,869
Rapid7, Inc.(a)	6,659	261,965
Sprout Social, Inc., Class A(a)	5,801	226,645
SPS Commerce, Inc.(a)	1,207	260,012
Workiva, Inc.(a)	4,475	330,121
		4,652,644
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.7%
National Storage Affiliates Trust	13,000	553,410

SPECIALTY RETAIL - 2.1%
Academy Sports & Outdoors, Inc.	7,250	392,008
Winmark Corp.	750	296,730
		688,738
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
On Holding AG, Class A(a)	10,025	415,236

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.8%
FTAI Aviation Ltd.	2,400	$ 267,480

TOTAL COMMON STOCKS (COST $31,691,123)		31,634,777
MONEY MARKET FUND - 1.9%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(b)	628,348	628,348
TOTAL MONEY MARKET FUND (COST $628,348)		628,348
TOTAL INVESTMENTS (COST $32,319,471) - 100.1%		32,263,125
	Shares	Value

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		$ (46,193)
NET ASSETS - 100.0%		$ 32,216,932

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2024 is disclosed.

AG — Aktiengesellschaft
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

The table below sets forth the diversification of the Steward Values Enhanced Large Cap Fund investments by Industry.

Industry Diversification	Percent*
Semiconductors & Semiconductor Equipment	11.0%
Software	10.2
Technology Hardware, Storage & Peripherals	7.0
Interactive Media & Services	5.9
Financial Services	4.3
Broadline Retail	3.6
Capital Markets	3.3
Oil, Gas & Consumable Fuels	3.3
Banks	3.3
Insurance	2.7
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	2.4
Specialty Retail	2.3
Consumer Staples Distribution & Retail	2.0
Aerospace & Defense	1.9
Electric Utilities	1.7
Pharmaceuticals	1.7
Machinery	1.6
Hotels, Restaurants & Leisure	1.6
Life Sciences Tools & Services	1.5
Chemicals	1.5
Household Products	1.5
Beverages	1.5
Specialized Real Estate Investment Trusts	1.5
Automobiles	1.5
IT Services	1.3
Entertainment	1.1
Biotechnology	1.0
Food Products	1.0
Ground Transportation	1.0
Communications Equipment	0.9
Multi-Utilities	0.8
Professional Services	0.8
Media	0.7
Diversified Telecommunication Services	0.7
Electronic Equipment, Instruments & Components	0.7
Industry Diversification	Percent*
Electrical Equipment	0.7%
Building Products	0.7
Commercial Services & Supplies	0.7
Consumer Finance	0.6
Air Freight & Logistics	0.4
Retail Real Estate Investment Trusts	0.4
Metals & Mining	0.4
Industrial Conglomerates	0.4
Containers & Packaging	0.4
Trading Companies & Distributors	0.3
Household Durables	0.3
Energy Equipment & Services	0.3
Residential Real Estate Investment Trusts	0.3
Textiles, Apparel & Luxury Goods	0.3
Industrial Real Estate Investment Trusts	0.3
Wireless Telecommunication Services	0.3
Real Estate Management & Development	0.2
Passenger Airlines	0.2
Money Market Fund	0.2
Automobile Components	0.1
Independent Power and Renewable Electricity Producers	0.1
Distributors	0.1
Gas Utilities	0.1
Office Real Estate Investment Trusts	0.1
Construction & Engineering	0.1
Health Care Real Estate Investment Trusts	0.1
Water Utilities	0.1
Personal Care Products	0.1
Leisure Products	0.1
Construction Materials	0.1
Hotel & Resort Real Estate Investment Trusts	0.0**
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2024.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 1.9%
Axon Enterprise, Inc.(a)	369	$ 110,704
Boeing Co. (The)(a)	2,929	558,267
General Dynamics Corp.	1,283	383,245
General Electric Co.	5,210	886,742
Howmet Aerospace, Inc.	1,940	185,658
Huntington Ingalls Industries, Inc.	148	41,437
L3Harris Technologies, Inc.	917	208,058
Lockheed Martin Corp.	1,275	690,948
Northrop Grumman Corp.	785	380,191
RTX Corp.	6,946	816,086
Textron, Inc.	790	73,391
TransDigm Group, Inc.	253	327,438
		4,662,165
AIR FREIGHT & LOGISTICS - 0.4%
C.H. Robinson Worldwide, Inc.	993	88,427
Expeditors International of Washington, Inc.	1,095	136,678
FedEx Corp.	1,157	349,703
United Parcel Service, Inc., Class B	3,789	493,972
		1,068,780
AUTOMOBILE COMPONENTS - 0.1%
Aptiv PLC(a)	1,160	80,493
BorgWarner, Inc.	2,010	70,973
		151,466
AUTOMOBILES - 1.5%
Ford Motor Co.	24,591	266,075
General Motors Co.	5,410	239,771
Tesla, Inc.(a)	13,788	3,199,781
		3,705,627
BANKS - 3.3%
Bank of America Corp.	38,335	1,545,284
Citigroup, Inc.	9,513	617,203
Citizens Financial Group, Inc.	1,470	62,725
Fifth Third Bancorp	4,350	184,179
Huntington Bancshares, Inc.	12,350	184,633
JPMorgan Chase & Co.	14,452	3,075,386
KeyCorp	7,900	127,427
M&T Bank Corp.	480	82,642
PNC Financial Services Group, Inc. (The)	1,545	279,799
Regions Financial Corp.	7,892	176,544
Truist Financial Corp.	8,694	388,535
U.S. Bancorp	7,905	354,776
Wells Fargo & Co.	18,112	1,074,766
		8,153,899
	Shares	Value
BEVERAGES - 1.5%
Coca-Cola Co. (The)	25,724	$ 1,716,820
Keurig Dr Pepper, Inc.	5,015	171,914
Monster Beverage Corp.(a)	6,052	311,376
PepsiCo, Inc.	8,587	1,482,717
		3,682,827
BIOTECHNOLOGY - 1.0%
Amgen, Inc.	3,287	1,092,829
Gilead Sciences, Inc.	12,001	912,796
Incyte Corp.(a)	3,630	236,204
Moderna, Inc.(a)	1,993	237,606
		2,479,435
BROADLINE RETAIL - 3.6%
Amazon.com, Inc.(a)	45,816	8,566,676
eBay, Inc.	5,605	311,694
Etsy, Inc.(a)	527	34,329
		8,912,699
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	807	68,627
Allegion PLC	311	42,548
Builders FirstSource, Inc.(a)	566	94,732
Carrier Global Corp.	5,034	342,866
Johnson Controls International PLC	6,169	441,330
Masco Corp.	1,487	115,763
Trane Technologies PLC	1,940	648,503
		1,754,369
CAPITAL MARKETS - 3.3%
Ameriprise Financial, Inc.	599	257,612
Bank of New York Mellon Corp. (The)	5,644	367,255
BlackRock, Inc.	767	672,275
Blackstone, Inc.	3,757	534,058
Cboe Global Markets, Inc.	762	139,835
Charles Schwab Corp. (The)	7,781	507,243
CME Group, Inc.	2,218	429,649
FactSet Research Systems, Inc.	233	96,250
Franklin Resources, Inc.	2,300	52,601
Goldman Sachs Group, Inc. (The)	1,606	817,502
Intercontinental Exchange, Inc.	3,189	483,325
Invesco Ltd.	2,500	43,150
MarketAxess Holdings, Inc.	1,260	281,648
Moody's Corp.	1,403	640,441
Morgan Stanley	6,722	693,778
MSCI, Inc.	437	236,312
Nasdaq, Inc.	4,790	324,187
Northern Trust Corp.	1,041	92,285
Raymond James Financial, Inc.	1,114	129,224

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
S&P Global, Inc.	2,208	$ 1,070,284
State Street Corp.	1,585	134,677
T. Rowe Price Group, Inc.	1,119	127,801
		8,131,392
CHEMICALS - 1.5%
Air Products and Chemicals, Inc.	1,085	286,277
Albemarle Corp.	565	52,924
Celanese Corp.	270	38,111
CF Industries Holdings, Inc.	993	75,855
Corteva, Inc.	3,807	213,573
Dow, Inc.	4,069	221,638
DuPont de Nemours, Inc.	2,234	186,986
Ecolab, Inc.	2,422	558,731
FMC Corp.	345	20,134
International Flavors & Fragrances, Inc.	1,328	132,109
Linde PLC	2,544	1,153,704
LyondellBasell Industries N.V., Class A	1,530	152,174
Mosaic Co. (The)	2,160	64,303
PPG Industries, Inc.	1,165	147,932
Sherwin-Williams Co. (The)	1,254	439,903
		3,744,354
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cintas Corp.	538	411,000
Copart, Inc.(a)	5,166	270,337
Republic Services, Inc.	1,626	315,964
Rollins, Inc.	2,895	138,700
Veralto Corp.	1,390	148,118
Waste Management, Inc.	2,308	467,739
		1,751,858
COMMUNICATIONS EQUIPMENT - 0.9%
Arista Networks, Inc.(a)	1,198	415,167
Cisco Systems, Inc.	25,967	1,258,101
F5, Inc.(a)	243	49,484
Juniper Networks, Inc.	6,617	249,395
Motorola Solutions, Inc.	892	355,837
		2,327,984
CONSTRUCTION & ENGINEERING - 0.1%
Quanta Services, Inc.	609	161,616

CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	291	172,665
Vulcan Materials Co.	686	188,314
		360,979
CONSUMER FINANCE - 0.6%
American Express Co.	2,954	747,480
Capital One Financial Corp.	1,779	269,341
	Shares	Value
Discover Financial Services	1,219	$ 175,524
Synchrony Financial	4,422	224,593
		1,416,938
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Costco Wholesale Corp.	2,330	1,915,260
Dollar General Corp.	1,108	133,392
Dollar Tree, Inc.(a)	1,038	108,305
Kroger Co. (The)	4,059	221,216
Sysco Corp.	2,990	229,183
Target Corp.	3,939	592,465
Walgreens Boots Alliance, Inc.	10,810	128,315
Walmart, Inc.	24,821	1,703,713
		5,031,849
CONTAINERS & PACKAGING - 0.4%
Amcor PLC	31,380	330,431
Avery Dennison Corp.	639	138,554
Ball Corp.	4,501	287,299
International Paper Co.	2,236	103,929
Packaging Corp. of America	533	106,531
Smurfit WestRock PLC	1,601	71,789
		1,038,533
DISTRIBUTORS - 0.1%
Genuine Parts Co.	887	130,487
LKQ Corp.	3,664	152,056
Pool Corp.	214	80,044
		362,587
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	45,941	884,364
Verizon Communications, Inc.	22,561	914,172
		1,798,536
ELECTRIC UTILITIES - 1.7%
Alliant Energy Corp.	2,090	116,329
American Electric Power Co., Inc.	2,934	287,884
Constellation Energy Corp.	1,560	296,088
Duke Energy Corp.	4,970	543,072
Edison International	2,094	167,541
Entergy Corp.	764	88,601
Evergy, Inc.	1,721	99,818
Eversource Energy	1,973	128,067
Exelon Corp.	7,191	267,505
FirstEnergy Corp.	4,259	178,495
NextEra Energy, Inc.	10,857	829,366
NRG Energy, Inc.	1,048	78,778
PG&E Corp.	8,106	147,935
Pinnacle West Capital Corp.	510	43,651
PPL Corp.	7,780	231,222

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Southern Co. (The)	7,424	$ 620,053
Xcel Energy, Inc.	3,140	182,999
		4,307,404
ELECTRICAL EQUIPMENT - 0.7%
AMETEK, Inc.	1,204	208,870
Eaton Corp. PLC	1,909	581,844
Emerson Electric Co.	3,041	356,131
GE Vernova, Inc.(a)	1,267	225,830
Generac Holdings, Inc.(a)	242	37,675
Hubbell, Inc.	157	62,117
Rockwell Automation, Inc.	1,298	361,688
		1,834,155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp., Class A	6,764	434,655
CDW Corp.	714	155,731
Corning, Inc.	5,970	238,860
Jabil, Inc.	550	61,968
Keysight Technologies, Inc.(a)	2,443	340,969
TE Connectivity Ltd.	1,535	236,897
Teledyne Technologies, Inc.(a)	214	90,278
Trimble, Inc.(a)	2,113	115,243
Zebra Technologies Corp., Class A(a)	212	74,452
		1,749,053
ENERGY EQUIPMENT & SERVICES - 0.3%
Baker Hughes Co.	5,217	202,002
Halliburton Co.	4,080	141,494
Schlumberger N.V.	7,767	375,069
		718,565
ENTERTAINMENT - 1.1%
Electronic Arts, Inc.	1,575	237,730
Live Nation, Inc.(a)	740	71,181
Netflix, Inc.(a)	2,135	1,341,527
Walt Disney Co. (The)	9,379	878,718
Warner Bros Discovery, Inc.(a)	13,884	120,097
		2,649,253
FINANCIAL SERVICES - 4.3%
Berkshire Hathaway, Inc., Class B(a)	9,414	4,128,039
Corpay, Inc.(a)	331	96,592
Fidelity National Information Services, Inc.	5,416	416,111
Fiserv, Inc.(a)	3,291	538,309
Global Payments, Inc.	1,262	128,270
Jack Henry & Associates, Inc.	411	70,478
Mastercard, Inc., Class A	5,088	2,359,357
PayPal Holdings, Inc.(a)	5,394	354,817
Visa, Inc., Class A	9,276	2,464,355
		10,556,328
	Shares	Value
FOOD PRODUCTS - 1.0%
Archer-Daniels-Midland Co.	2,648	$ 164,203
Bunge Global SA	896	94,286
Campbell Soup Co.	2,562	120,055
Conagra Brands, Inc.	4,970	150,690
General Mills, Inc.	6,489	435,671
Hershey Co. (The)	1,121	221,375
Hormel Foods Corp.	4,023	129,179
J M Smucker Co. (The)	570	67,232
Kellanova	2,538	147,585
Kraft Heinz Co. (The)	6,176	217,457
Lamb Weston Holdings, Inc.	784	47,056
McCormick & Co., Inc.	1,409	108,507
Mondelez International, Inc., Class A	8,434	576,464
Tyson Foods, Inc., Class A	1,566	95,369
		2,575,129
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	163,686

GROUND TRANSPORTATION - 1.0%
CSX Corp.	12,654	444,155
J.B. Hunt Transport Services, Inc.	468	81,034
Norfolk Southern Corp.	1,075	268,277
Old Dominion Freight Line, Inc.	1,043	219,218
Uber Technologies, Inc.(a)	10,484	675,904
Union Pacific Corp.	3,154	778,186
		2,466,774
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Abbott Laboratories	10,917	1,156,547
Align Technology, Inc.(a)	410	95,071
Baxter International, Inc.	3,423	122,612
Becton, Dickinson and Co.	2,134	514,422
Boston Scientific Corp.(a)	11,065	817,482
Cooper Cos., Inc. (The)(a)	2,321	216,619
Dexcom, Inc.(a)	2,114	143,372
Edwards Lifesciences Corp.(a)	3,714	234,168
Hologic, Inc.(a)	2,143	174,890
IDEXX Laboratories, Inc.(a)	520	247,583
Insulet Corp.(a)	437	84,931
Intuitive Surgical, Inc.(a)	2,017	896,778
Medtronic PLC	8,397	674,447
ResMed, Inc.	918	195,764
Solventum Corp.(a)	789	46,456
STERIS PLC	749	178,831
Stryker Corp.	2,163	708,274

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Teleflex, Inc.	383	$ 84,612
Zimmer Holdings, Inc.	1,772	197,312
		6,790,171
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Cardinal Health, Inc.	4,479	451,618
Cencora, Inc.	2,841	675,817
Cigna Group (The)	2,564	893,990
CVS Health Corp.	7,202	434,497
DaVita, Inc.(a)	452	61,752
Elevance Health, Inc.	2,579	1,372,105
Henry Schein, Inc.(a)	2,048	147,333
Humana, Inc.	1,245	450,204
Labcorp Holdings, Inc.	877	188,941
McKesson Corp.	1,487	917,509
Molina Healthcare, Inc.(a)	860	293,492
Quest Diagnostics, Inc.	1,277	181,717
		6,068,975
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.1%
Welltower, Inc.	3,086	343,318

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	108,439

HOTELS, RESTAURANTS & LEISURE - 1.6%
Airbnb, Inc., Class A(a)	2,216	309,265
Booking Holdings, Inc.	168	624,122
Carnival Corp.(a)	6,190	103,125
Chipotle Mexican Grill, Inc.(a)	6,796	369,159
Domino's Pizza, Inc.	143	61,304
Expedia Group, Inc.(a)	605	77,240
Hilton Worldwide Holdings, Inc.	1,273	273,275
Marriott International, Inc., Class A	1,194	271,396
McDonald's Corp.	3,786	1,004,805
Norwegian Cruise Line Holdings Ltd.(a)	2,830	52,157
Royal Caribbean Cruises Ltd.(a)	1,090	170,825
Starbucks Corp.	5,963	464,816
Yum! Brands, Inc.	1,563	207,613
		3,989,102
HOUSEHOLD DURABLES - 0.3%
D.R. Horton, Inc.	1,494	268,815
Garmin Ltd.	1,008	172,620
Lennar Corp., Class A	707	125,090
Mohawk Industries, Inc.(a)	34	5,476
NVR, Inc.(a)	16	137,720
PulteGroup, Inc.	325	42,900
		752,621
	Shares	Value
HOUSEHOLD PRODUCTS - 1.5%
Church & Dwight Co., Inc.	3,953	$ 387,434
Clorox Co. (The)	2,500	329,825
Colgate-Palmolive Co.	5,190	514,796
Kimberly-Clark Corp.	2,402	324,390
Procter & Gamble Co. (The)	13,711	2,204,180
		3,760,625
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	93,398
Vistra Corp.	1,525	120,810
		214,208
INDUSTRIAL CONGLOMERATES - 0.4%
3M Co.	2,811	358,543
Honeywell International, Inc.	3,543	725,429
		1,083,972
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	6,568	827,896

INSURANCE - 2.7%
Aflac, Inc.	3,137	299,207
Allstate Corp. (The)	1,592	272,423
American International Group, Inc.	3,722	294,894
Aon PLC, Class A	1,232	404,724
Arch Capital Group Ltd.(a)	2,274	217,804
Arthur J. Gallagher & Co.	1,537	435,724
Assurant, Inc.	264	46,166
Brown & Brown, Inc.	1,794	178,377
Chubb Ltd.	2,458	677,572
Cincinnati Financial Corp.	902	117,819
Everest Group Ltd.	256	100,575
Globe Life, Inc.	349	32,366
Hartford Financial Services Group, Inc. (The)	3,672	407,298
Loews Corp.	880	70,356
Marsh & McLennan Cos., Inc.	3,359	747,613
MetLife, Inc.	4,961	381,253
Principal Financial Group, Inc.	3,474	283,166
Progressive Corp. (The)	3,393	726,509
Prudential Financial, Inc.	3,154	395,259
Travelers Cos., Inc. (The)	1,425	308,427
W.R. Berkley Corp.	2,158	118,971
Willis Towers Watson PLC	675	190,539
		6,707,042
INTERACTIVE MEDIA & SERVICES - 5.9%
Alphabet, Inc., Class A	29,177	5,005,022

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Alphabet, Inc., Class C	24,745	$ 4,284,597
Match Group, Inc.(a)	1,300	49,582
Meta Platforms, Inc., Class A	10,911	5,180,870
		14,520,071
IT SERVICES - 1.3%
Accenture PLC, Class A	4,093	1,353,228
Akamai Technologies, Inc.(a)	1,111	109,189
Cognizant Technology Solutions Corp., Class A	2,833	214,401
EPAM Systems, Inc.(a)	294	63,248
Gartner, Inc.(a)	395	197,970
GoDaddy, Inc., Class A(a)	260	37,817
International Business Machines Corp.	5,942	1,141,696
VeriSign, Inc.(a)	575	107,531
		3,225,080
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	3,835	247,204

LIFE SCIENCES TOOLS & SERVICES - 1.5%
Agilent Technologies, Inc.	4,401	622,301
Bio-Rad Laboratories, Inc., Class A(a)	379	128,239
Bio-Techne Corp.	2,182	178,029
Danaher Corp.	4,279	1,185,625
IQVIA Holdings, Inc.(a)	1,641	404,064
Mettler-Toledo International, Inc.(a)	224	340,711
Revvity, Inc.	1,738	218,310
Waters Corp.(a)	1,568	527,287
West Pharmaceutical Services, Inc.	589	180,334
		3,784,900
MACHINERY - 1.6%
Caterpillar, Inc.	2,410	834,342
Cummins, Inc.	537	156,697
Deere & Co.	1,262	469,439
Dover Corp.	638	117,558
Fortive Corp.	2,024	145,424
IDEX Corp.	365	76,095
Illinois Tool Works, Inc.	1,620	400,594
Ingersoll Rand, Inc.	3,742	375,697
Nordson Corp.	216	54,071
Otis Worldwide Corp.	2,409	227,650
PACCAR, Inc.	2,746	270,920
Parker-Hannifin Corp.	573	321,545
Pentair PLC	540	47,450
Snap-on, Inc.	252	72,332
Stanley Black & Decker, Inc.	452	47,740
	Shares	Value
Westinghouse Air Brake Technologies Corp.	666	$ 107,326
Xylem, Inc.	2,498	333,483
		4,058,363
MEDIA - 0.7%
Charter Communications, Inc., Class A(a)	422	160,242
Comcast Corp., Class A	21,354	881,280
Fox Corp., Class A	1,088	41,387
Fox Corp., Class B	3,263	115,608
Interpublic Group of Cos., Inc. (The)	5,907	190,028
News Corp., Class A	2,690	74,190
News Corp., Class B	1,680	47,863
Omnicom Group, Inc.	1,001	98,138
Paramount Global, Class B	3,380	38,600
		1,647,336
METALS & MINING - 0.4%
Freeport-McMoRan, Inc.	7,958	361,373
Newmont Corp.	5,613	275,430
Nucor Corp.	1,218	198,461
Steel Dynamics, Inc.	646	86,060
		921,324
MULTI-UTILITIES - 0.8%
Ameren Corp.	1,395	110,582
CenterPoint Energy, Inc.	5,180	143,745
CMS Energy Corp.	2,241	145,217
Consolidated Edison, Inc.	2,853	278,225
Dominion Energy, Inc.	4,568	244,205
DTE Energy Co.	1,123	135,355
NiSource, Inc.	4,370	136,562
Public Service Enterprise Group, Inc.	3,290	262,443
Sempra	3,920	313,835
WEC Energy Group, Inc.	2,365	203,532
		1,973,701
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
BXP, Inc.	3,158	225,197

OIL, GAS & CONSUMABLE FUELS - 3.3%
APA Corp.	1,420	44,290
Chevron Corp.	8,676	1,392,238
ConocoPhillips	5,915	657,748
Coterra Energy, Inc.	4,790	123,582
Devon Energy Corp.	3,180	149,555
Diamondback Energy, Inc.	374	75,664
EOG Resources, Inc.	2,618	331,962
EQT Corp.	1,813	62,567

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Exxon Mobil Corp.	23,113	$ 2,740,971
Hess Corp.	1,299	199,292
Kinder Morgan, Inc.	18,540	391,750
Marathon Oil Corp.	5,060	141,933
Marathon Petroleum Corp.	1,695	300,049
Occidental Petroleum Corp.	3,985	242,368
ONEOK, Inc.	2,812	234,324
Phillips 66	2,131	310,018
Targa Resources Corp.	864	116,882
Valero Energy Corp.	1,591	257,296
Williams Cos., Inc. (The)	7,696	330,466
		8,102,955
PASSENGER AIRLINES - 0.2%
American Airlines Group, Inc.(a)	5,650	60,116
Delta Air Lines, Inc.	3,477	149,580
Southwest Airlines Co.	4,040	108,838
United Airlines Holdings, Inc.(a)	1,200	54,504
		373,038
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	1,181	117,639
Kenvue, Inc.	10,007	185,030
		302,669
PHARMACEUTICALS - 1.7%
Catalent, Inc.(a)	1,269	75,303
Eli Lilly & Co.	4,245	3,414,126
Zoetis, Inc.	3,350	603,134
		4,092,563
PROFESSIONAL SERVICES - 0.8%
Automatic Data Processing, Inc.	2,670	701,195
Broadridge Financial Solutions, Inc.	1,764	377,496
Dayforce, Inc.(a)	660	39,125
Equifax, Inc.	594	165,946
Jacobs Solutions, Inc.	560	81,956
Paychex, Inc.	2,190	280,364
Paycom Software, Inc.	276	46,034
Verisk Analytics, Inc.	832	217,776
		1,909,892
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	3,834	432,130
CoStar Group, Inc.(a)	2,200	171,644
		603,774
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
AvalonBay Communities, Inc.	889	182,174
Camden Property Trust	380	42,085
Equity Residential	2,389	166,346
Essex Property Trust, Inc.	272	75,714
Invitation Homes, Inc.	175	6,172
	Shares	Value
Mid-America Apartment Communities, Inc.	500	$ 69,885
UDR, Inc.	2,330	93,363
		635,739
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.4%
Federal Realty Investment Trust	1,855	207,111
Kimco Realty Corp.	5,150	111,909
Realty Income Corp.	3,880	222,828
Regency Centers Corp.	2,528	170,236
Simon Property Group, Inc.	1,650	253,176
		965,260
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.0%
Advanced Micro Devices, Inc.(a)	9,564	1,381,807
Analog Devices, Inc.	2,477	573,128
Applied Materials, Inc.	5,137	1,090,071
Broadcom, Inc.	21,684	3,484,185
Enphase Energy, Inc.(a)	669	77,009
First Solar, Inc.(a)	538	116,203
Intel Corp.	28,037	861,857
KLA Corp.	589	484,788
Lam Research Corp.	832	766,472
Microchip Technology, Inc.	2,755	244,589
Micron Technology, Inc.	5,439	597,311
Monolithic Power Systems, Inc.	200	172,618
NVIDIA Corp.	124,873	14,612,638
NXP Semiconductors N.V.	1,129	297,108
ON Semiconductor Corp.(a)	2,054	160,726
Qorvo, Inc.(a)	283	33,903
QUALCOMM, Inc.	6,559	1,186,851
Skyworks Solutions, Inc.	560	63,627
Teradyne, Inc.	675	88,533
Texas Instruments, Inc.	4,716	961,168
		27,254,592
SOFTWARE - 10.2%
Adobe, Inc.(a)	2,717	1,498,833
ANSYS, Inc.(a)	491	153,992
Autodesk, Inc.(a)	2,126	526,227
Cadence Design Systems, Inc.(a)	1,388	371,512
Crowdstrike Holdings, Inc., Class A(a)	1,131	262,347
Fair Isaac Corp.(a)	121	193,600
Fortinet, Inc.(a)	3,727	216,315
Gen Digital, Inc.	5,261	136,733
Intuit, Inc.	1,813	1,173,646
Microsoft Corp.	37,230	15,575,170
Oracle Corp.	8,202	1,143,769
Palo Alto Networks, Inc.(a)	2,356	765,064
PTC, Inc.(a)	726	129,119

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Roper Technologies, Inc.	617	$ 336,111
Salesforce, Inc.	5,839	1,511,133
ServiceNow, Inc.(a)	1,025	834,750
Synopsys, Inc.(a)	755	421,532
Tyler Technologies, Inc.(a)	246	139,755
		25,389,608
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.5%
American Tower Corp.	3,622	798,289
Crown Castle, Inc.	3,149	346,642
Digital Realty Trust, Inc.	3,202	478,667
Equinix, Inc.	827	653,528
Extra Space Storage, Inc.	1,077	171,911
Iron Mountain, Inc.	4,224	433,213
Public Storage	853	252,420
SBA Communications Corp.	1,855	407,247
Weyerhaeuser Co.	5,852	185,859
		3,727,776
SPECIALTY RETAIL - 2.3%
AutoZone, Inc.(a)	95	297,701
Bath & Body Works, Inc.	1,330	48,877
Best Buy Co., Inc.	3,796	328,430
CarMax, Inc.(a)	658	55,562
Home Depot, Inc. (The)	5,858	2,156,681
Lowe’s Cos., Inc.	4,030	989,405
O'Reilly Automotive, Inc.(a)	326	367,187
Ross Stores, Inc.	1,790	256,382
TJX Cos., Inc. (The)	6,350	717,677
Tractor Supply Co.	1,401	368,911
Ulta Beauty, Inc.(a)	246	89,763
		5,676,576
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.0%
Apple, Inc.	72,100	16,011,968
Hewlett Packard Enterprise Co.	22,483	447,637
HP, Inc.	13,136	474,078
NetApp, Inc.	1,055	133,964
Seagate Technology Holdings PLC	1,006	102,783
Super Micro Computer, Inc.(a)	237	166,291
Western Digital Corp.(a)	1,618	108,487
		17,445,208
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp.(a)	105	96,876
Lululemon Athletica, Inc.(a)	540	139,677
NIKE, Inc., Class B	6,370	476,858
Ralph Lauren Corp.	28	4,917
Tapestry, Inc.	1,070	42,896
		761,224
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	3,416	$ 241,682
United Rentals, Inc.	253	191,546
W.W. Grainger, Inc.	227	221,736
		654,964
WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,074	152,895

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.	3,474	633,241

TOTAL COMMON STOCKS (COST $183,416,719)		247,649,759
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(d)	472,491	472,491
TOTAL MONEY MARKET FUND (COST $472,491)		472,491
TOTAL INVESTMENTS (COST $183,889,210) - 100.0%		248,122,250

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(96,875)
NET ASSETS - 100.0%		$ 248,025,375

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of July 31, 2024 is disclosed.

MSCI — Morgan Stanley Capital International
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
S&P — Standard & Poor's
SA — Societe Anonyme

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

The table below sets forth the diversification of the Steward Values Enhanced Small-Mid Cap Fund investments by Industry.

Industry Diversification	Percent*
Banks	6.7%
Machinery	4.5
Specialty Retail	4.4
Insurance	4.1
Oil, Gas & Consumable Fuels	3.8
Electronic Equipment, Instruments & Components	3.6
Building Products	3.3
Software	3.0
Capital Markets	2.7
Household Durables	2.7
Biotechnology	2.5
Semiconductors & Semiconductor Equipment	2.5
Health Care Equipment & Supplies	2.4
Metals & Mining	2.3
Commercial Services & Supplies	2.2
Health Care Providers & Services	2.2
Professional Services	2.2
Chemicals	2.1
Construction & Engineering	2.0
Financial Services	1.9
Hotels, Restaurants & Leisure	1.9
Life Sciences Tools & Services	1.7
Textiles, Apparel & Luxury Goods	1.7
Trading Companies & Distributors	1.6
Ground Transportation	1.5
Containers & Packaging	1.5
Energy Equipment & Services	1.4
Retail Real Estate Investment Trusts	1.4
Diversified Consumer Services	1.3
Aerospace & Defense	1.2
Food Products	1.2
Electrical Equipment	1.2
Consumer Staples Distribution & Retail	1.2
Automobile Components	1.1
Specialized Real Estate Investment Trusts	1.1
Industrial Real Estate Investment Trusts	1.0
Consumer Finance	0.9
Industry Diversification	Percent*
Residential Real Estate Investment Trusts	0.9%
Leisure Products	0.8
Media	0.8
Office Real Estate Investment Trusts	0.8
Electric Utilities	0.8
Pharmaceuticals	0.8
Mortgage Real Estate Investment Trusts	0.8
Gas Utilities	0.7
Communications Equipment	0.6
Real Estate Management & Development	0.6
Diversified Real Estate Investment Trusts	0.6
Personal Care Products	0.6
Water Utilities	0.5
Interactive Media & Services	0.5
Health Care Real Estate Investment Trusts	0.5
IT Services	0.5
Technology Hardware, Storage & Peripherals	0.5
Entertainment	0.4
Broadline Retail	0.4
Hotel & Resort Real Estate Investment Trusts	0.4
Diversified Telecommunication Services	0.4
Automobiles	0.4
Passenger Airlines	0.3
Multi-Utilities	0.3
Paper & Forest Products	0.3
Beverages	0.3
Construction Materials	0.3
Marine Transportation	0.3
Health Care Technology	0.2
Household Products	0.2
Air Freight & Logistics	0.2
Money Market Fund	0.2
Independent Power and Renewable Electricity Producers	0.1
Wireless Telecommunication Services	0.1
Total Investments	100.1%

*	Percentages indicated are based on net assets as of July 31, 2024.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 1.2%
AAR Corp.(a)	1,599	$ 103,295
AeroVironment, Inc.(a)	1,275	227,639
BWX Technologies, Inc.	4,213	419,151
Curtiss-Wright Corp.	1,797	529,576
Hexcel Corp.	3,894	257,822
Mercury Systems, Inc.(a)	2,568	91,292
Moog, Inc., Class A	1,281	251,204
National Presto Industries, Inc.	48	3,671
Triumph Group, Inc.(a)	3,570	58,512
Woodward, Inc.	2,725	425,073
		2,367,235
AIR FREIGHT & LOGISTICS - 0.2%
Forward Air Corp.	1,308	33,171
GXO Logistics, Inc.(a)	5,534	309,793
Hub Group, Inc., Class A	2,982	139,468
		482,432
AUTOMOBILE COMPONENTS - 1.1%
Adient PLC(a)	4,386	112,984
American Axle & Manufacturing Holdings, Inc.(a)	6,850	50,896
Autoliv, Inc.	3,293	333,054
Dana, Inc.	7,151	90,889
Dorman Products, Inc.(a)	1,227	124,381
Fox Factory Holding Corp.(a)	1,771	94,554
Gentex Corp.	11,098	344,704
Gentherm, Inc.(a)	1,474	81,335
Goodyear Tire & Rubber Co. (The)(a)	13,896	162,583
LCI Industries	955	111,439
Lear Corp.	2,327	283,987
Patrick Industries, Inc.	869	111,284
Phinia, Inc.	2,037	91,054
Standard Motor Products, Inc.	862	28,213
Visteon Corp.(a)	1,104	127,556
XPEL, Inc.(a)	1,144	46,755
		2,195,668
AUTOMOBILES - 0.4%
Harley-Davidson, Inc.	10,842	406,575
Thor Industries, Inc.	2,366	251,127
Winnebago Industries, Inc.	1,388	86,778
		744,480
BANKS - 6.7%
Ameris Bancorp	3,025	184,192
Associated Banc-Corp	7,939	182,438
Atlantic Union Bankshares Corp.	1,684	69,532
Axos Financial, Inc.(a)	2,275	166,098
	Shares	Value
Banc of California, Inc.	7,435	$ 103,941
BancFirst Corp.	356	38,245
Bancorp, Inc. (The)(a)	2,490	129,082
Bank of Hawaii Corp.	1,500	102,885
Bank OZK	4,739	222,212
BankUnited, Inc.	3,511	135,244
Banner Corp.	1,024	60,641
Berkshire Hills Bancorp, Inc.	2,660	73,416
Brookline Bancorp, Inc.	6,100	63,989
Cadence Bank	9,327	306,579
Capitol Federal Financial, Inc.	6,050	38,236
Cathay General Bancorp	2,917	129,281
Central Pacific Financial Corp.	1,180	30,786
City Holding Co.	156	19,016
Columbia Banking System, Inc.	11,152	291,736
Comerica, Inc.	4,463	244,617
Commerce Bancshares, Inc.	5,401	349,499
Community Financial System, Inc.	2,134	131,625
Cullen/Frost Bankers, Inc.	2,585	302,600
Customers Bancorp, Inc.(a)	1,293	83,373
CVB Financial Corp.	6,829	130,161
Dime Community Bancshares, Inc., Class B	2,282	57,689
Eagle Bancorp, Inc.	1,440	30,989
East West Bancorp, Inc.	5,929	521,100
F.N.B. Corp.	20,435	313,473
FB Financial Corp.	1,861	86,890
First Bancorp	1,870	78,166
First BanCorp (New York Exchange)	8,874	190,347
First Commonwealth Financial Corp.	4,960	89,677
First Financial Bancorp	4,760	130,234
First Financial Bankshares, Inc.	6,259	240,721
First Hawaiian, Inc.	6,020	150,741
First Horizon Corp.	26,847	449,150
Fulton Financial Corp.	9,939	192,518
Glacier Bancorp, Inc.	5,236	234,102
Hancock Whitney Corp.	3,656	200,093
Hanmi Financial Corp.	1,901	38,780
Heritage Financial Corp.	1,430	33,133
Hilltop Holdings, Inc.	3,183	105,007
Home Bancshares, Inc.	9,688	274,461
Hope Bancorp, Inc.	8,372	110,176
Independent Bank Corp.	1,194	76,595
Independent Bank Group, Inc.	1,389	82,034
International Bancshares Corp.	2,304	155,382
Lakeland Financial Corp.	919	62,979
National Bank Holdings Corp., Class A	1,800	75,384
NBT Bancorp, Inc.	2,040	100,001

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
New York Community Bancorp, Inc.	12,450	$ 130,974
Northwest Bancshares, Inc.	4,090	57,424
OFG Bancorp	2,491	113,141
Old National Bancorp	16,416	328,648
Pacific Premier Bancorp, Inc.	4,668	126,316
Park National Corp.	254	44,948
Pathward Financial, Inc.	1,122	75,780
Pinnacle Financial Partners, Inc.	3,095	298,110
Preferred Bank	77	6,627
Prosperity Bancshares, Inc.	3,821	277,099
Provident Financial Services, Inc.	3,730	69,154
Renasant Corp.	2,934	100,900
S&T Bancorp, Inc.	1,690	75,002
Seacoast Banking Corp. of Florida	3,510	97,718
ServisFirst Bancshares, Inc.	1,995	160,079
Simmons First National Corp., Class A	5,852	125,994
Southside Bancshares, Inc.	1,286	44,997
SouthState Corp.	2,933	290,279
Stellar Bancorp, Inc.	3,104	85,050
Synovus Financial Corp.	6,547	306,072
Texas Capital Bancshares, Inc.(a)	1,936	127,970
Tompkins Financial Corp.	60	3,776
Triumph Financial, Inc.(a)	889	80,659
TrustCo Bank Corp. NY	800	28,488
Trustmark Corp.	3,420	118,777
UMB Financial Corp.	1,578	160,988
United Bankshares, Inc.	6,379	248,335
United Community Banks, Inc.	5,632	174,310
Valley National Bancorp	22,624	190,042
Veritex Holdings, Inc.	2,803	70,271
WaFd, Inc.	3,255	115,845
Webster Financial Corp.	7,649	379,543
Westamerica BanCorp	690	37,232
Wintrust Financial Corp.	2,329	251,998
WSFS Financial Corp.	2,639	149,077
Zions Bancorp	6,206	320,664
		12,941,533
BEVERAGES - 0.3%
Celsius Holdings, Inc.(a)	6,867	321,582
Coca-Cola Consolidated, Inc.	229	262,409
National Beverage Corp.	1,346	65,671
		649,662
BIOTECHNOLOGY - 2.5%
Alkermes PLC(a)	6,928	189,273
Arcus Biosciences, Inc.(a)	3,030	49,722
Arrowhead Pharmaceuticals, Inc.(a)	5,688	162,449
BioMarin Pharmaceutical, Inc.(a)	8,398	708,203
	Shares	Value
Catalyst Pharmaceuticals, Inc.(a)	5,390	$ 92,924
Cytokinetics, Inc.(a)	5,066	298,945
Dynavax Technologies Corp.(a)	6,528	73,048
Exelixis, Inc.(a)	14,784	346,685
Ironwood Pharmaceuticals, Inc.(a)	7,030	48,015
Krystal Biotech, Inc.(a)	1,160	241,814
Myriad Genetics, Inc.(a)	4,317	120,746
Neurocrine Biosciences, Inc.(a)	4,631	655,611
Protagonist Therapeutics, Inc.(a)	2,352	88,059
REGENXBIO, Inc.(a)	2,560	36,480
Roivant Sciences Ltd.(a)	16,728	181,499
Sarepta Therapeutics, Inc.(a)	4,214	599,399
United Therapeutics Corp.(a)	2,034	637,232
Vericel Corp.(a)	2,286	115,489
Vir Biotechnology, Inc.(a)	4,180	42,469
Xencor, Inc.(a)	3,272	66,814
		4,754,876
BROADLINE RETAIL - 0.4%
Kohl's Corp.	5,090	110,249
Macy's, Inc.	13,125	226,800
Nordstrom, Inc.	5,322	121,501
Ollie's Bargain Outlet Holdings, Inc.(a)	2,823	275,638
		734,188
BUILDING PRODUCTS - 3.3%
AAON, Inc.	3,145	278,427
Advanced Drainage Systems, Inc.	3,148	557,322
American Woodmark Corp.(a)	638	65,172
Apogee Enterprises, Inc.	1,081	74,200
Armstrong World Industries, Inc.	2,020	265,428
AZZ, Inc.	1,147	91,714
Carlisle Cos., Inc.	2,142	896,598
Fortune Brands Innovations, Inc.	5,680	459,001
Gibraltar Industries, Inc.(a)	1,330	98,779
Griffon Corp.	2,080	149,885
Hayward Holdings, Inc.(a)	6,637	98,161
Insteel Industries, Inc.	960	32,880
Lennox International, Inc.	1,472	858,912
Masterbrand, Inc.(a)	4,058	73,247
Owens Corning	3,919	730,423
Quanex Building Products Corp.	2,025	67,635
Resideo Technologies, Inc.(a)	16,240	368,973
Simpson Manufacturing Co., Inc.	1,913	367,468
Trex Co., Inc.(a)	4,986	416,979
UFP Industries, Inc.	2,742	361,752
		6,312,956
CAPITAL MARKETS - 2.7%
Affiliated Managers Group, Inc.	1,351	250,773

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Artisan Partners Asset Management, Inc., Class A	2,578	$ 113,844
B. Riley Financial, Inc.	1,071	20,563
BGC Group, Inc., Class A	11,665	107,435
Brightsphere Investment Group, Inc.	2,520	65,999
Cohen & Steers, Inc.	1,307	112,167
Donnelley Financial Solutions, Inc.(a)	1,317	88,871
Evercore, Inc., Class A	1,657	414,896
Federated Hermes, Inc.	4,292	147,344
Houlihan Lokey, Inc.	2,535	380,884
Interactive Brokers Group, Inc., Class A	4,926	587,524
Janus Henderson Group PLC	6,964	259,270
Jefferies Financial Group, Inc.	8,667	506,760
Moelis & Co., Class A	3,000	204,000
Morningstar, Inc.	1,192	378,639
Piper Sandler Cos.	736	201,134
PJT Partners, Inc., Class A	1,046	139,055
SEI Investments Co.	5,255	356,499
StepStone Group, Inc., Class A	1,910	95,997
Stifel Financial Corp.	4,752	421,360
StoneX Group, Inc.(a)	1,363	113,592
Virtu Financial, Inc., Class A	2,035	55,596
Virtus Investment Partners, Inc.	219	49,494
WisdomTree, Inc.	6,910	82,505
		5,154,201
CHEMICALS - 2.1%
AdvanSix, Inc.	1,540	43,074
Arcadium Lithium PLC(a)	34,213	108,797
Ashland, Inc.	2,290	221,328
Avient Corp.	4,516	204,304
Axalta Coating Systems Ltd.(a)	8,594	306,376
Balchem Corp.	1,389	246,492
Cabot Corp.	2,482	248,920
Chemours Co. (The)	7,093	171,438
H.B. Fuller Co.	2,488	214,466
Hawkins, Inc.	978	101,614
Ingevity Corp.(a)	1,450	66,541
Innospec, Inc.	932	122,222
Koppers Holdings, Inc.	903	36,761
Minerals Technologies, Inc.	1,404	110,046
NewMarket Corp.	268	150,313
Olin Corp.	5,503	250,992
Quaker Chemical Corp.	507	92,056
RPM International, Inc.	5,873	713,335
Scotts Miracle-Gro Co. (The)	1,902	149,497
Sensient Technologies Corp.	1,950	152,197
	Shares	Value
Stepan Co.	746	$ 63,134
Westlake Corp.	1,435	212,179
		3,986,082
COMMERCIAL SERVICES & SUPPLIES - 2.2%
ABM Industries, Inc.	3,050	169,458
Brady Corp., Class A	2,095	150,023
Brink's Co. (The)	2,048	225,260
Clean Harbors, Inc.(a)	2,363	564,119
Corecivic, Inc.(a)	5,864	81,744
Deluxe Corp.	2,730	66,557
Enviri Corp.(a)	5,250	62,055
Geo Group, Inc. (The)(a)	6,388	92,626
Healthcare Services Group, Inc.(a)	4,472	51,115
HNI Corp.	6,008	330,140
Interface, Inc.	3,860	66,701
Liquidity Services, Inc.(a)	1,830	41,120
Matthews International Corp., Class A	1,816	52,573
MillerKnoll, Inc.	3,446	106,895
MSA Safety, Inc.	1,640	309,386
OPENLANE, Inc.(a)	5,891	105,331
Pitney Bowes, Inc.	11,310	74,646
RB Global, Inc.	8,181	651,453
Stericycle, Inc.(a)	4,304	251,999
Tetra Tech, Inc.	2,457	523,931
UniFirst Corp.	552	107,386
Vestis Corp.	6,657	86,341
Viad Corp.(a)	1,079	35,877
		4,206,736
COMMUNICATIONS EQUIPMENT - 0.6%
Calix, Inc.(a)	2,883	118,578
Ciena Corp.(a)	6,801	358,685
Digi International, Inc.(a)	2,020	55,146
Extreme Networks, Inc.(a)	6,896	98,613
Harmonic, Inc.(a)	5,853	85,805
Lumentum Holdings, Inc.(a)	3,058	158,343
NetScout Systems, Inc.(a)	3,590	73,057
Viasat, Inc.(a)	3,933	79,525
Viavi Solutions, Inc.(a)	14,010	112,640
		1,140,392
CONSTRUCTION & ENGINEERING - 2.0%
AECOM	6,107	553,355
Arcosa, Inc.	2,196	204,030
Comfort Systems USA, Inc.	1,619	538,188
Dycom Industries, Inc.(a)	1,305	239,480
EMCOR Group, Inc.	2,154	808,698

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Fluor Corp.(a)	7,390	$ 355,459
Granite Construction, Inc.	2,021	138,358
MasTec, Inc.(a)	2,820	310,284
MDU Resources Group, Inc.	10,521	283,436
MYR Group, Inc.(a)	693	97,353
Valmont Industries, Inc.	891	265,839
		3,794,480
CONSTRUCTION MATERIALS - 0.3%
Eagle Materials, Inc.	1,514	412,262
Knife River Corp.(a)	2,630	209,138
		621,400
CONSUMER FINANCE - 0.9%
Ally Financial, Inc.	13,317	599,398
Bread Financial Holdings, Inc.	2,270	123,897
Encore Capital Group, Inc.(a)	1,171	59,194
Enova International, Inc.(a)	1,398	120,885
EZCORP, Inc., Class A(a)	3,780	39,388
FirstCash Holdings, Inc.	1,762	196,639
Green Dot Corp., Class A(a)	3,060	29,254
Navient Corp.	5,335	87,547
PRA Group, Inc.(a)	1,930	51,434
PROG Holdings, Inc.	1,938	87,326
SLM Corp.	11,586	262,886
World Acceptance Corp.(a)	89	10,869
		1,668,717
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Andersons, Inc. (The)	1,604	87,466
BJ's Wholesale Club Holdings, Inc.(a)	6,274	551,861
Chefs' Warehouse, Inc. (The)(a)	1,953	81,225
Grocery Outlet Holding Corp.(a)	5,084	99,443
PriceSmart, Inc.	1,287	117,542
SpartanNash Co.	2,424	51,195
Sprouts Farmers Market, Inc.(a)	4,893	488,762
United Natural Foods, Inc.(a)	3,380	52,390
US Foods Holding Corp.(a)	13,455	731,817
		2,261,701
CONTAINERS & PACKAGING - 1.5%
AptarGroup, Inc.	2,821	414,631
Berry Global Group, Inc.	5,046	331,623
Crown Holdings, Inc.	7,400	656,380
Graphic Packaging Holding Co.	12,278	369,568
Greif, Inc., Class A	1,144	76,282
Myers Industries, Inc.	1,870	27,863
O-I Glass, Inc.(a)	8,295	110,821
Sealed Air Corp.	10,511	399,943
	Shares	Value
Silgan Holdings, Inc.	4,150	$ 213,434
Sonoco Products Co.	4,491	242,155
		2,842,700
DIVERSIFIED CONSUMER SERVICES - 1.3%
Adtalem Global Education, Inc.(a)	1,934	151,645
Duolingo, Inc.(a)	1,687	290,063
Frontdoor, Inc.(a)	8,986	354,587
Graham Holdings Co., Class B	112	86,783
Grand Canyon Education, Inc.(a)	1,405	219,110
H&R Block, Inc.	6,887	399,033
Mister Car Wash, Inc.(a)	6,790	51,604
Perdoceo Education Corp.	3,665	90,855
Service Corp. International	7,199	575,272
Strategic Education, Inc.	1,135	119,629
Stride, Inc.(a)	2,061	156,595
		2,495,176
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.6%
Alexander & Baldwin, Inc.	4,923	97,032
American Assets Trust, Inc.	3,540	93,881
Armada Hoffler Properties, Inc.	4,940	58,687
Essential Properties Realty Trust, Inc.	7,880	233,169
Global Net Lease, Inc.	5,720	49,764
WP Carey, Inc.	10,093	583,477
		1,116,010
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Cogent Communications Holdings, Inc.	1,919	135,462
Consolidated Communications Holdings, Inc.(a)	6,340	29,164
Frontier Communications Parent, Inc.(a)	10,886	318,960
Iridium Communications, Inc.	5,940	170,478
Shenandoah Telecommunications Co.	2,630	55,993
		710,057
ELECTRIC UTILITIES - 0.8%
ALLETE, Inc.	2,558	164,991
IDACORP, Inc.	2,331	227,855
MGE Energy, Inc.	1,604	140,895
OGE Energy Corp.	11,289	437,675
Otter Tail Corp.	1,948	188,800
PNM Resources, Inc.	4,370	181,705
Portland General Electric Co.	5,100	241,638
		1,583,559
ELECTRICAL EQUIPMENT - 1.2%
Acuity Brands, Inc.	1,311	329,520
EnerSys	1,788	196,555
NEXTracker, Inc., Class A(a)	5,299	260,393

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
nVent Electric PLC	7,714	$ 560,268
Powell Industries, Inc.	417	76,573
Regal Rexnord Corp.	2,916	468,543
Sensata Technologies Holding PLC	6,210	242,128
SunPower Corp.(a)	4,613	3,937
Sunrun, Inc.(a)	10,629	186,326
Vicor Corp.(a)	963	40,552
		2,364,795
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.6%
Advanced Energy Industries, Inc.	1,572	182,934
Arlo Technologies, Inc.(a)	4,756	72,101
Arrow Electronics, Inc.(a)	3,277	405,332
Avnet, Inc.	7,414	398,576
Badger Meter, Inc.	2,288	471,694
Belden, Inc.	1,965	182,136
Benchmark Electronics, Inc.	6,061	290,140
Cognex Corp.	7,872	390,609
Coherent Corp.(a)	6,082	423,794
Crane NXT Co.	2,388	150,157
CTS Corp.	1,540	75,275
ePlus, Inc.(a)	1,176	108,098
Fabrinet (a)	1,641	361,939
Insight Enterprises, Inc.(a)	1,238	277,931
IPG Photonics Corp.(a)	1,155	92,862
Itron, Inc.(a)	3,895	402,899
Knowles Corp.(a)	5,710	104,322
Littelfuse, Inc.	1,001	267,377
Novanta, Inc.(a)	2,628	476,141
OSI Systems, Inc.(a)	658	97,371
PC Connection, Inc.	454	32,493
Plexus Corp.(a)	2,694	345,290
Rogers Corp.(a)	653	79,783
Sanmina Corp.(a)	2,588	194,954
ScanSource, Inc.(a)	1,287	66,988
TD SYNNEX Corp.	3,478	414,473
TTM Technologies, Inc.(a)	5,989	116,067
Vishay Intertechnology, Inc.	6,180	150,236
Vontier Corp.	7,269	285,163
		6,917,135
ENERGY EQUIPMENT & SERVICES - 1.4%
Archrock, Inc.	6,683	138,539
Bristow Group, Inc.(a)	1,036	39,316
Cactus, Inc., Class A	2,057	129,838
ChampionX Corp.	9,061	310,430
Core Laboratories, Inc.	2,630	64,409
Dril-Quip, Inc.(a)	1,791	31,020
	Shares	Value
Helix Energy Solutions Group, Inc.(a)	6,820	$ 80,476
Helmerich & Payne, Inc.	4,210	170,168
Liberty Energy, Inc.	5,634	136,061
Nabors Industries Ltd.(a)	72	7,404
NOV, Inc.	18,964	394,831
Oceaneering International, Inc.(a)	4,963	148,989
Patterson-UTI Energy, Inc.	15,877	174,488
ProPetro Holding Corp.(a)	6,670	63,965
RPC, Inc.	5,720	42,728
Tidewater, Inc.(a)	2,090	206,827
U.S. Silica Holdings, Inc.(a)	4,270	66,142
Valaris Ltd.(a)	2,460	193,331
Weatherford International PLC(a)	3,230	380,688
		2,779,650
ENTERTAINMENT - 0.4%
Cinemark Holdings, Inc.(a)	5,505	129,808
Madison Square Garden Sports Corp.(a)	718	143,894
TKO Group Holdings, Inc.	2,759	301,697
Warner Music Group Corp., Class A	5,110	153,351
		728,750
FINANCIAL SERVICES - 1.9%
Equitable Holdings, Inc.	13,609	593,488
Essent Group Ltd.	4,932	309,927
Euronet Worldwide, Inc.(a)	1,975	201,430
EVERTEC, Inc.	3,328	114,716
Jackson Financial, Inc., Class A	3,158	278,093
MGIC Investment Corp.	13,981	347,288
Mr. Cooper Group, Inc.(a)	3,091	277,819
NCR Atleos Corp.(a)	3,331	107,092
NMI Holdings, Inc.(a)	4,217	165,939
Payoneer Global, Inc.(a)	11,244	62,179
Radian Group, Inc.	5,324	197,520
Voya Financial, Inc.	4,730	344,013
Walker & Dunlop, Inc.	1,585	169,437
Western Union Co. (The)	17,868	212,451
WEX, Inc.(a)	1,824	334,613
		3,716,005
FOOD PRODUCTS - 1.2%
B&G Foods, Inc.	4,180	36,032
Calavo Growers, Inc.	1,030	24,504
Cal-Maine Foods, Inc.	2,036	145,717
Darling Ingredients, Inc.(a)	7,477	297,061
Flowers Foods, Inc.	10,684	240,604
Fresh Del Monte Produce, Inc.	2,440	61,122
Hain Celestial Group, Inc. (The)(a)	4,952	38,329
Ingredion, Inc.	2,890	359,429

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
J & J Snack Foods Corp.	679	$ 114,547
John B. Sanfilippo & Son, Inc.	312	32,719
Lancaster Colony Corp.	878	169,507
Pilgrim's Pride Corp.(a)	2,602	107,281
Post Holdings, Inc.(a)	2,387	261,042
Simply Good Foods Co. (The)(a)	4,622	156,778
Tootsie Roll Industries, Inc.	1,585	48,881
TreeHouse Foods, Inc.(a)	2,648	106,661
WK Kellogg Co.	3,278	57,693
		2,257,907
GAS UTILITIES - 0.7%
Chesapeake Utilities Corp.	815	96,194
National Fuel Gas Co.	4,106	240,571
New Jersey Resources Corp.	4,887	228,467
Northwest Natural Holding Co.	1,790	71,564
ONE Gas, Inc.	2,519	175,398
Southwest Gas Holdings, Inc.	2,657	197,043
Spire, Inc.	2,273	151,359
UGI Corp.	10,407	257,886
		1,418,482
GROUND TRANSPORTATION - 1.5%
ArcBest Corp.	1,043	131,470
Avis Budget Group, Inc.	725	73,232
Heartland Express, Inc.	2,983	38,690
Hertz Global Holdings, Inc.(a)	7,458	30,429
Knight-Swift Transportation Holdings, Inc.	7,539	410,348
Landstar System, Inc.	1,511	287,468
Marten Transport Ltd.	4,069	76,538
RXO, Inc.(a)	5,900	187,089
Ryder System, Inc.	3,309	463,789
Saia, Inc.(a)	1,213	506,852
Werner Enterprises, Inc.	3,400	133,246
XPO, Inc.(a)	5,323	611,559
		2,950,710
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Artivion, Inc.(a)	2,273	61,712
Avanos Medical, Inc.(a)	2,830	67,694
CONMED Corp.	1,504	103,836
DENTSPLY SIRONA, Inc.	8,153	221,272
Embecta Corp.	3,072	48,138
Enovis Corp.(a)	2,539	120,958
Envista Holdings Corp.(a)	8,891	151,769
Glaukos Corp.(a)	2,343	274,529
Globus Medical, Inc., Class A(a)	5,436	391,175
Haemonetics Corp.(a)	4,381	394,509
ICU Medical, Inc.(a)	877	111,361
Inari Medical, Inc.(a)	2,514	117,052
	Shares	Value
Integer Holdings Corp.(a)	1,669	$ 198,210
Integra LifeSciences Holdings Corp.(a)	3,797	94,204
Lantheus Holdings, Inc.(a)	3,158	331,053
LeMaitre Vascular, Inc.	1,170	101,661
LivaNova PLC(a)	2,579	127,403
Masimo Corp.(a)	2,058	220,165
Merit Medical Systems, Inc.(a)	2,874	245,124
Neogen Corp.(a)	10,598	180,484
Omnicell, Inc.(a)	2,402	70,162
Penumbra, Inc.(a)	1,725	288,230
QuidelOrtho Corp.(a)	2,502	98,304
STAAR Surgical Co.(a)	6,445	265,856
Tandem Diabetes Care, Inc.(a)	3,127	115,637
UFP Technologies, Inc.(a)	330	106,125
Varex Imaging Corp.(a)	2,360	34,904
		4,541,527
HEALTH CARE PROVIDERS & SERVICES - 2.2%
Acadia Healthcare Co., Inc.(a)	4,394	284,951
AdaptHealth Corp.(a)	4,790	54,414
Addus HomeCare Corp.(a)	802	97,331
Amedisys, Inc.(a)	1,490	146,095
AMN Healthcare Services, Inc.(a)	1,763	119,214
Astrana Health, Inc.(a)	2,138	112,159
Chemed Corp.	682	388,849
CorVel Corp.(a)	411	126,095
Cross Country Healthcare, Inc.(a)	2,009	36,644
Encompass Health Corp.	4,989	463,678
Enhabit, Inc.(a)	2,905	29,747
Ensign Group, Inc. (The)	2,822	397,197
Fulgent Genetics, Inc.(a)	1,320	31,588
HealthEquity, Inc.(a)	3,953	310,231
National HealthCare Corp.	576	78,428
NeoGenomics, Inc.(a)	6,252	110,848
Option Care Health, Inc.(a)	8,738	259,431
Owens & Minor, Inc.(a)	4,621	75,877
Patterson Cos., Inc.	4,591	115,923
Premier, Inc., Class A	2,936	61,597
Privia Health Group, Inc.(a)	4,927	102,186
Progyny, Inc.(a)	4,166	117,481
R1 RCM, Inc.(a)	10,771	138,730
RadNet, Inc.(a)	3,160	188,810
Select Medical Holdings Corp.	5,951	236,612
U.S. Physical Therapy, Inc.	668	65,130
		4,149,246
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.5%
CareTrust REIT, Inc.	5,808	156,584
Healthcare Realty Trust, Inc.	9,216	163,031

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
LTC Properties, Inc.	2,388	$ 85,276
Omega Healthcare Investors, Inc.	11,613	422,713
Sabra Health Care REIT, Inc.	12,749	206,916
		1,034,520
HEALTH CARE TECHNOLOGY - 0.2%
Certara, Inc.(a)	5,476	85,481
Doximity, Inc., Class A(a)	5,763	161,364
HealthStream, Inc.	1,710	50,804
Schrodinger, Inc.(a)	2,787	62,094
Simulations Plus, Inc.	1,100	44,924
		404,667
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.4%
Apple Hospitality REIT, Inc.	3,788	56,025
DiamondRock Hospitality Co.	13,625	112,134
Park Hotels & Resorts, Inc.	11,563	174,139
Pebblebrook Hotel Trust	7,421	101,593
Service Properties Trust	8,860	50,236
Summit Hotel Properties, Inc.	8,030	50,910
Sunstone Hotel Investors, Inc.	10,730	111,163
Xenia Hotels & Resorts, Inc.	6,067	84,210
		740,410
HOTELS, RESTAURANTS & LEISURE - 1.9%
Aramark	13,315	456,305
Choice Hotels International, Inc.	1,334	170,018
Dine Brands Global, Inc.	1,107	39,675
Hilton Grand Vacations, Inc.(a)	4,309	186,192
Hyatt Hotels Corp., Class A	2,341	344,900
Jack in the Box, Inc.	1,228	72,992
Marriott Vacations Worldwide Corp.	1,579	133,552
Papa John's International, Inc.	2,005	88,681
Planet Fitness, Inc., Class A(a)	4,179	307,992
Sabre Corp.(a)	18,980	65,101
Six Flags Entertainment Corp.	4,066	193,664
Travel + Leisure Co.	3,756	173,114
Vail Resorts, Inc.	1,731	315,059
Wendy's Co. (The)	11,410	193,171
Wingstop, Inc.	1,418	530,162
Wyndham Hotels & Resorts, Inc.	4,227	320,069
		3,590,647
HOUSEHOLD DURABLES - 2.7%
Cavco Industries, Inc.(a)	330	136,825
Century Communities, Inc.	1,388	145,337
Ethan Allen Interiors, Inc.	1,520	46,922
Green Brick Partners, Inc.(a)	1,527	111,700
Helen of Troy Ltd.(a)	961	56,805
Installed Building Products, Inc.	1,082	292,519
KB Home	5,780	497,542
	Shares	Value
La-Z-Boy, Inc.	2,426	$ 107,084
Leggett & Platt, Inc.	7,766	102,278
LGI Homes, Inc.(a)	710	81,700
M/I Homes, Inc.(a)	1,294	215,878
Meritage Homes Corp.	1,641	332,910
Newell Brands, Inc.	21,082	181,094
Sonos, Inc.(a)	6,940	93,690
Taylor Morrison Home Corp.(a)	5,181	347,541
Tempur Sealy International, Inc.	8,511	445,551
Toll Brothers, Inc.	5,017	715,976
TopBuild Corp.(a)	1,431	684,791
Tri Pointe Homes, Inc.(a)	5,103	230,911
Whirlpool Corp.	2,311	235,653
Worthington Enterprises, Inc.	1,610	80,355
		5,143,062
HOUSEHOLD PRODUCTS - 0.2%
Central Garden & Pet Co.(a)	165	6,574
Central Garden & Pet Co., Class A(a)	2,847	97,823
Energizer Holdings, Inc.	3,903	120,173
WD-40 Co.	597	156,181
		380,751
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Clearway Energy, Inc., Class A	389	9,581
Clearway Energy, Inc., Class C	2,352	62,751
Ormat Technologies, Inc.	2,601	201,942
		274,274
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.0%
EastGroup Properties, Inc.	2,114	395,297
First Industrial Realty Trust, Inc.	6,694	366,296
Innovative Industrial Properties, Inc.	1,314	161,372
LXP Industrial Trust	15,915	163,925
Rexford Industrial Realty, Inc.	10,410	521,645
STAG Industrial, Inc.	6,503	265,387
		1,873,922
INSURANCE - 4.1%
Ambac Financial Group, Inc.(a)	2,690	35,481
American Financial Group, Inc.	2,757	361,057
AMERISAFE, Inc.	926	43,966
Assured Guaranty Ltd.	2,264	186,486
Brighthouse Financial, Inc.(a)	2,890	144,124
CNO Financial Group, Inc.	6,207	216,376
Employers Holdings, Inc.	1,234	59,244
Erie Indemnity Co., Class A	1,125	496,294
Fidelity National Financial, Inc.	11,884	658,492
First American Financial Corp.	4,725	286,240
Genworth Financial, Inc.(a)	26,922	182,262

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Goosehead Insurance, Inc., Class A(a)	1,151	$ 103,924
Hanover Insurance Group, Inc. (The)	1,448	199,086
HCI Group, Inc.	365	34,405
Horace Mann Educators Corp.	2,091	72,286
Kemper Corp.	2,787	178,535
Kinsale Capital Group, Inc.	994	454,328
Lincoln National Corp.	6,562	218,515
Mercury General Corp.	1,329	79,567
Old Republic International Corp.	13,685	473,775
Palomar Holdings, Inc.(a)	1,194	109,860
Primerica, Inc.	1,559	392,509
ProAssurance Corp.(a)	3,130	41,003
Reinsurance Group of America, Inc.	2,974	670,429
RenaissanceRe Holdings Ltd.	2,366	548,699
RLI Corp.	1,711	257,659
Ryan Specialty Holdings, Inc.	4,259	262,312
Safety Insurance Group, Inc.	313	26,777
Selective Insurance Group, Inc.	2,710	244,767
SiriusPoint Ltd.(a)	6,324	90,876
Stewart Information Services Corp.	1,261	89,153
Trupanion, Inc.(a)	1,793	66,449
United Fire Group, Inc.	1,440	32,270
Unum Group	8,547	491,709
		7,808,915
INTERACTIVE MEDIA & SERVICES - 0.5%
Cargurus, Inc.(a)	4,013	99,603
Cars.com, Inc.(a)	3,584	73,902
IAC, Inc.(a)	3,081	162,707
QuinStreet, Inc.(a)	2,979	55,707
Shutterstock, Inc.	1,308	57,840
TripAdvisor, Inc.(a)	5,943	104,775
Yelp, Inc.(a)	3,325	121,130
Ziff Davis, Inc.(a)	2,167	103,756
ZoomInfo Technologies, Inc.(a)	15,048	170,945
		950,365
IT SERVICES - 0.5%
ASGN, Inc.(a)	4,031	381,615
DigitalOcean Holdings, Inc.(a)	2,505	82,991
DXC Technology Co.(a)	7,713	156,882
Kyndryl Holdings, Inc.(a)	10,788	289,874
Perficient, Inc.(a)	1,547	116,659
		1,028,021
LEISURE PRODUCTS - 0.8%
Brunswick Corp.	3,057	248,993
Mattel, Inc.(a)	17,908	345,445
Polaris, Inc.	2,393	199,289
Sturm Ruger & Co., Inc.	813	36,674
	Shares	Value
Topgolf Callaway Brands Corp.(a)	14,309	$ 236,099
Vista Outdoor, Inc.(a)	2,995	121,687
YETI Holdings, Inc.(a)	8,543	353,253
		1,541,440
LIFE SCIENCES TOOLS & SERVICES - 1.7%
Avantor, Inc.(a)	28,143	752,825
Azenta, Inc.(a)	2,635	164,134
BioLife Solutions, Inc.(a)	1,960	47,079
Bruker Corp.	4,542	311,172
Cytek Biosciences, Inc.(a)	3,965	26,605
Fortrea Holdings, Inc.(a)	4,120	113,671
Illumina, Inc.(a)	7,071	866,905
Medpace Holdings, Inc.(a)	1,099	420,390
Mesa Laboratories, Inc.	110	12,597
Repligen Corp.(a)	2,329	389,758
Sotera Health Co.(a)	6,430	89,184
		3,194,320
MACHINERY - 4.5%
3D Systems Corp.(a)	7,050	25,733
AGCO Corp.	2,488	234,917
Alamo Group, Inc.	281	54,154
Albany International Corp., Class A	1,241	116,133
Astec Industries, Inc.	1,027	36,037
Barnes Group, Inc.	2,535	102,262
Chart Industries, Inc.(a)	1,900	306,052
Crane Co.	2,227	357,255
Donaldson Co., Inc.	5,434	406,572
Enerpac Tool Group Corp.	2,818	113,284
Enpro, Inc.	874	149,402
Esab Corp.	2,677	271,983
ESCO Technologies, Inc.	1,039	127,755
Federal Signal Corp.	2,663	266,220
Flowserve Corp.	6,196	313,208
Franklin Electric Co., Inc.	1,851	197,354
Gates Industrial Corp. PLC(a)	536	9,964
Graco, Inc.	7,682	653,354
Greenbrier Cos., Inc. (The)	1,439	73,403
Hillenbrand, Inc.	3,375	149,276
ITT, Inc.	3,729	527,504
John Bean Technologies Corp.	1,305	128,386
Kennametal, Inc.	3,900	101,946
Lincoln Electric Holdings, Inc.	2,488	511,060
Lindsay Corp.	353	44,475
Middleby Corp. (The)(a)	2,173	294,615
Mueller Industries, Inc.	5,305	376,337
Oshkosh Corp.	2,842	308,783
Proto Labs, Inc.(a)	1,427	49,688

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
RBC Bearings, Inc.(a)	1,280	$ 372,275
SPX Technologies, Inc.(a)	2,146	316,621
Standex International Corp.	467	87,236
Tennant Co.	779	83,891
Terex Corp.	3,021	191,108
Timken Co. (The)	3,064	266,415
Titan International, Inc.(a)	3,580	30,502
Toro Co. (The)	4,670	447,059
Trinity Industries, Inc.	3,984	131,711
Wabash National Corp.	2,755	59,205
Watts Water Technologies, Inc., Class A	2,031	421,473
		8,714,608
MARINE TRANSPORTATION - 0.3%
Kirby Corp.(a)	2,592	318,505
Matson, Inc.	1,515	201,056
		519,561
MEDIA - 0.8%
AMC Networks, Inc., Class A(a)	1,770	19,700
Cable One, Inc.	569	235,213
EchoStar Corp., Class A(a)	5,304	106,504
John Wiley & Sons, Inc., Class A	2,210	105,528
New York Times Co. (The), Class A	7,728	414,144
Nexstar Media Group, Inc.	1,309	241,890
Scholastic Corp.	1,398	43,799
TechTarget, Inc.(a)	1,596	51,072
TEGNA, Inc.	18,600	296,298
Thryv Holdings, Inc.(a)	2,106	41,025
		1,555,173
METALS & MINING - 2.3%
Alcoa Corp.	8,265	273,076
Alpha Metallurgical Resources, Inc.	508	150,068
Arch Resources, Inc.	762	111,671
ATI, Inc.(a)	5,838	395,291
Carpenter Technology Corp.	2,171	316,684
Century Aluminum Co.(a)	3,330	50,316
Cleveland-Cliffs, Inc.(a)	22,988	352,866
Commercial Metals Co.	5,259	316,066
Compass Minerals International, Inc.	2,013	26,773
Haynes International, Inc.	482	28,703
Kaiser Aluminum Corp.	581	45,719
Materion Corp.	896	107,905
Metallus, Inc.(a)	2,495	55,938
MP Materials Corp.(a)	6,818	92,179
Olympic Steel, Inc.	291	14,748
Reliance, Inc.	2,499	761,096
Royal Gold, Inc.	4,168	575,684
SunCoke Energy, Inc.	6,340	74,178
	Shares	Value
United States Steel Corp.	10,223	$ 420,063
Warrior Met Coal, Inc.	2,347	162,201
Worthington Steel, Inc.	1,610	64,191
		4,395,416
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Annaly Capital Management, Inc.	24,528	488,352
Apollo Commercial Real Estate Finance, Inc.	9,200	100,280
Arbor Realty Trust, Inc.	4,855	65,543
ARMOUR Residential REIT, Inc.	716	14,463
Blackstone Mortgage Trust, Inc., Class A	4,060	72,471
Ellington Financial, Inc.	2,800	35,532
Franklin BSP Realty Trust, Inc.	3,716	51,429
HA Sustainable Infrastructure Capital, Inc.	10,645	348,837
KKR Real Estate Finance Trust, Inc.	3,250	37,310
New York Mortgage Trust, Inc.	5,642	36,560
Pennymac Mortgage Investment Trust	5,780	79,591
Ready Capital Corp.	4,730	43,894
Redwood Trust, Inc.	7,420	53,943
Starwood Property Trust, Inc.	6,902	137,695
Two Harbors Investment Corp.	4,867	65,559
		1,631,459
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	156,328
Black Hills Corp.	2,989	176,501
Northwestern Energy Group, Inc.	2,762	148,513
Unitil Corp.	680	41,670
		523,012
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	138,550
COPT Defense Properties	6,968	201,863
Cousins Properties, Inc.	2,430	66,849
Douglas Emmett, Inc.	10,483	168,671
Easterly Government Properties, Inc.	5,040	70,207
Highwoods Properties, Inc.	5,737	177,675
Hudson Pacific Properties, Inc.	9,340	55,947
JBG Smith Properties	5,783	94,552
Kilroy Realty Corp.	5,332	197,124
SL Green Realty Corp.	3,000	199,920
Vornado Realty Trust	7,725	231,673
		1,603,031
OIL, GAS & CONSUMABLE FUELS - 3.8%
Antero Midstream Corp.	17,502	251,329
Antero Resources Corp.(a)	13,824	401,173
California Resources Corp.	2,848	146,501
Chesapeake Energy Corp.	4,912	374,933
Chord Energy Corp.	2,617	449,234

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Civitas Resources, Inc.	4,219	$ 294,317
CNX Resources Corp.(a)	7,616	201,596
Comstock Resources, Inc.	5,170	48,960
CONSOL Energy, Inc.(a)	1,188	118,574
CVR Energy, Inc.	1,679	48,019
Dorian LPG Ltd.	1,830	74,774
DT Midstream, Inc.	4,385	330,454
EQT Corp.	0	12
Green Plains, Inc.(a)	3,209	56,896
HF Sinclair Corp.	6,896	354,937
Magnolia Oil & Gas Corp., Class A	4,800	130,752
Matador Resources Co.	5,357	329,348
Murphy Oil Corp.	7,254	300,171
Northern Oil & Gas, Inc.	3,706	160,062
Ovintiv, Inc.	11,536	535,732
Par Pacific Holdings, Inc.(a)	2,874	76,305
PBF Energy, Inc., Class A	4,947	201,590
Peabody Energy Corp.	5,250	116,603
Permian Resources Corp.	20,963	321,572
Range Resources Corp.	11,315	353,368
REX American Resources Corp.(a)	830	42,172
SM Energy Co.	5,596	258,535
Southwestern Energy Co.(a)	56,174	362,322
Talos Energy, Inc.(a)	4,529	53,623
Texas Pacific Land Corp.	827	698,732
Vital Energy, Inc.(a)	997	43,479
World Kinect Corp.	3,267	91,247
		7,227,322
PAPER & FOREST PRODUCTS - 0.3%
Clearwater Paper Corp.(a)	758	42,046
Louisiana-Pacific Corp.	3,064	300,762
Mercer International, Inc.	3,670	27,966
Sylvamo Corp.	1,659	122,285
		493,059
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.(a)	5,341	200,448
Allegiant Travel Co.	538	30,166
JetBlue Airways Corp.(a)	20,350	130,443
SkyWest, Inc.(a)	1,884	150,607
Sun Country Airlines Holdings, Inc.(a)	2,350	30,785
		542,449
PERSONAL CARE PRODUCTS - 0.6%
BellRing Brands, Inc.(a)	6,423	329,372
Coty, Inc., Class A(a)	19,814	197,149
Edgewell Personal Care Co.	2,672	104,609
elf Beauty, Inc.(a)	2,550	440,079
	Shares	Value
Inter Parfums, Inc.	830	$ 116,764
Nu Skin Enterprises, Inc., Class A	2,850	31,977
USANA Health Sciences, Inc.(a)	707	31,532
		1,251,482
PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc.(a)	2,141	93,176
Collegium Pharmaceutical, Inc.(a)	1,804	69,580
Harmony Biosciences Holdings, Inc.(a)	1,869	63,284
Innoviva, Inc.(a)	4,480	84,403
Jazz Pharmaceuticals PLC(a)	2,815	310,354
Ligand Pharmaceuticals, Inc.(a)	736	80,217
Organon & Co.	10,378	226,863
Pacira BioSciences, Inc.(a)	2,555	52,761
Perrigo Co. PLC	6,447	182,257
Phibro Animal Health Corp., Class A	1,400	26,432
Prestige Consumer Healthcare, Inc.(a)	2,455	173,839
Supernus Pharmaceuticals, Inc.(a)	2,842	84,748
		1,447,914
PROFESSIONAL SERVICES - 2.2%
CACI International, Inc., Class A(a)	1,023	472,094
Concentrix Corp.	2,049	144,455
CSG Systems International, Inc.	1,408	65,951
ExlService Holdings, Inc.(a)	8,307	292,905
Exponent, Inc.	2,411	255,759
FTI Consulting, Inc.(a)	1,582	344,829
Genpact Ltd.	8,292	287,484
Heidrick & Struggles International, Inc.	1,020	40,943
Insperity, Inc.	1,586	162,914
KBR, Inc.	6,732	448,284
Kelly Services, Inc., Class A	3,629	85,390
Korn Ferry	2,409	177,591
ManpowerGroup, Inc.	2,047	156,759
Maximus, Inc.	2,897	269,102
NV5 Global, Inc.(a)	446	46,000
Paylocity Holding Corp.(a)	1,941	291,286
Robert Half, Inc.	3,660	234,935
Science Applications International Corp.	2,272	282,637
Verra Mobility Corp.(a)	6,277	189,126
		4,248,444
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Cushman & Wakefield PLC(a)	6,470	84,821
eXp World Holdings, Inc.	4,815	69,143
Jones Lang LaSalle, Inc.(a)	2,851	715,316
Kennedy-Wilson Holdings, Inc.	1,256	13,075

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Marcus & Millichap, Inc.	1,616	$ 64,010
St Joe Co. (The)	2,104	129,775
		1,076,140
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.9%
American Homes 4 Rent, Class A	14,762	532,761
Centerspace	621	43,364
Elme Communities	5,140	84,604
Equity LifeStyle Properties, Inc.	8,848	607,681
Independence Realty Trust, Inc.	12,600	234,990
NexPoint Residential Trust, Inc.	1,363	59,549
Veris Residential, Inc.	4,646	72,989
		1,635,938
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Acadia Realty Trust	5,897	127,611
Agree Realty Corp.	5,186	357,678
Brixmor Property Group, Inc.	17,367	442,337
Getty Realty Corp.	2,470	73,161
Kite Realty Group Trust	12,405	305,907
Macerich Co. (The)	11,856	189,815
NNN REIT, Inc.	9,364	420,350
Phillips Edison & Co., Inc.	4,066	142,717
Retail Opportunity Investments Corp.	8,910	133,205
Saul Centers, Inc.	1,102	43,584
SITE Centers Corp.	11,131	171,974
Tanger, Inc.	5,720	165,308
Urban Edge Properties	6,590	133,777
Whitestone REIT	1,040	14,352
		2,721,776
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Allegro MicroSystems, Inc.(a)	3,598	86,496
Alpha & Omega Semiconductor Ltd.(a)	1,300	53,820
Amkor Technology, Inc.	4,859	158,695
Axcelis Technologies, Inc.(a)	1,459	184,345
CEVA, Inc.(a)	1,400	28,070
Cirrus Logic, Inc.(a)	2,402	313,413
Cohu, Inc.(a)	2,700	86,373
Diodes, Inc.(a)	2,054	160,623
FormFactor, Inc.(a)	3,495	187,192
Ichor Holdings Ltd.(a)	1,667	56,678
Kulicke & Soffa Industries, Inc.	2,771	130,708
Lattice Semiconductor Corp.(a)	6,289	333,317
MACOM Technology Solutions Holdings, Inc.(a)	2,554	257,750
MaxLinear, Inc.(a)	3,734	52,799
MKS Instruments, Inc.	2,885	363,221
Onto Innovation, Inc.(a)	2,255	431,381
PDF Solutions, Inc.(a)	1,850	64,917
Photronics, Inc.(a)	3,154	80,143
	Shares	Value
Power Integrations, Inc.	2,563	$ 187,202
Rambus, Inc.(a)	5,023	258,383
Semtech Corp.(a)	2,918	92,559
Silicon Laboratories, Inc.(a)	1,296	155,688
SiTime Corp.(a)	750	106,462
SMART Global Holdings, Inc.(a)	2,820	65,988
SolarEdge Technologies, Inc.(a)	2,568	74,112
Synaptics, Inc.(a)	1,680	146,698
Ultra Clean Holdings, Inc.(a)	2,260	97,768
Universal Display Corp.	1,958	435,890
Veeco Instruments, Inc.(a)	2,824	116,942
Wolfspeed, Inc.(a)	5,739	108,180
		4,875,813
SOFTWARE - 3.0%
A10 Networks, Inc.	3,800	49,742
ACI Worldwide, Inc.(a)	5,210	225,228
Adeia, Inc.	6,255	73,496
Alarm.com Holdings, Inc.(a)	2,428	171,295
Altair Engineering, Inc., Class A(a)	2,566	226,732
Appfolio, Inc., Class A(a)	988	218,822
Aspen Technology, Inc.(a)	1,274	239,448
Blackbaud, Inc.(a)	1,975	156,776
BlackLine, Inc.(a)	2,596	123,362
Box, Inc., Class A(a)	6,011	169,029
CommVault Systems, Inc.(a)	2,077	317,469
Dolby Laboratories, Inc., Class A	4,248	334,573
DoubleVerify Holdings, Inc.(a)	7,169	151,409
Dropbox, Inc., Class A(a)	11,416	273,071
Dynatrace, Inc.(a)	11,821	519,178
Envestnet, Inc.(a)	2,470	153,091
InterDigital, Inc.	1,149	141,051
LiveRamp Holdings, Inc.(a)	3,270	99,016
Manhattan Associates, Inc.(a)	2,862	730,898
Marathon Digital Holdings, Inc.(a)	11,897	234,014
N-able, Inc.(a)	4,301	59,956
NCR Voyix Corp.(a)	7,319	107,955
Progress Software Corp.	2,297	134,145
Qualys, Inc.(a)	1,715	255,775
Sprinklr, Inc., Class A(a)	3,770	37,059
SPS Commerce, Inc.(a)	1,749	376,770
Teradata Corp.(a)	4,697	152,277
		5,731,637
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
CubeSmart	10,861	516,766
EPR Properties	3,217	144,765
Four Corners Property Trust, Inc.	5,596	151,876
Lamar Advertising Co., Class A	4,069	487,710

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
National Storage Affiliates Trust	3,900	$ 166,023
Outfront Media, Inc.	8,400	136,248
PotlatchDeltic Corp.	3,888	172,472
Rayonier, Inc.	7,314	221,834
Safehold, Inc.	2,623	60,696
Uniti Group, Inc.	39,743	152,613
		2,211,003
SPECIALTY RETAIL - 4.4%
Abercrombie & Fitch Co., Class A(a)	2,333	344,071
Academy Sports & Outdoors, Inc.	3,725	201,411
Advance Auto Parts, Inc.	5,643	357,371
American Eagle Outfitters, Inc.	9,494	209,343
Asbury Automotive Group, Inc.(a)	923	248,490
AutoNation, Inc.(a)	1,196	228,101
Boot Barn Holdings, Inc.(a)	1,481	197,684
Buckle, Inc. (The)	2,055	88,755
Burlington Stores, Inc.(a)	2,879	749,461
Caleres, Inc.	1,808	69,716
Designer Brands, Inc., Class A	3,640	29,702
Dick's Sporting Goods, Inc.	2,670	577,654
Five Below, Inc.(a)	2,423	176,249
Floor & Decor Holdings, Inc.(a)	5,087	498,526
Foot Locker, Inc.	10,636	309,082
GameStop Corp., Class A(a)	12,555	284,622
Gap, Inc. (The)	10,639	249,804
Group 1 Automotive, Inc.	1,164	425,698
Guess?, Inc.	2,710	65,176
Haverty Furniture Cos., Inc.	998	29,211
Leslie's, Inc.(a)	8,617	25,420
Lithia Motors, Inc.	1,212	334,912
MarineMax, Inc.(a)	1,165	40,624
Monro, Inc.	1,595	49,158
National Vision Holdings, Inc.(a)	4,212	60,906
ODP Corp. (The)(a)	1,622	68,530
Penske Automotive Group, Inc.	949	165,230
RH (a)	705	204,506
Sally Beauty Holdings, Inc.(a)	6,182	70,784
Shoe Carnival, Inc.	1,370	58,184
Signet Jewelers Ltd.	2,133	179,449
Sonic Automotive, Inc., Class A	850	50,609
Upbound Group, Inc.	2,654	100,135
Urban Outfitters, Inc.(a)	3,013	138,749
Valvoline, Inc.(a)	9,103	423,290
Victoria's Secret & Co.(a)	3,879	68,852
Williams-Sonoma, Inc.	7,092	1,096,991
		8,476,456
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Corsair Gaming, Inc.(a)	2,360	$ 19,376
Pure Storage, Inc., Class A(a)	13,966	836,982
Xerox Holdings Corp.	4,997	53,793
		910,151
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Capri Holdings Ltd.(a)	5,566	186,684
Carter's, Inc.	1,605	97,183
Columbia Sportswear Co.	1,678	137,093
Crocs, Inc.(a)	4,207	565,295
G-III Apparel Group Ltd.(a)	2,281	62,887
Hanesbrands, Inc.(a)	19,557	116,169
Kontoor Brands, Inc.	5,057	354,748
Movado Group, Inc.	8,055	208,624
Oxford Industries, Inc.	727	76,575
PVH Corp.	2,508	255,791
Skechers USA, Inc., Class A(a)	6,396	416,571
Steven Madden Ltd.	3,687	167,169
Under Armour, Inc., Class A(a)	13,750	95,837
Under Armour, Inc., Class C(a)	6,490	44,067
VF Corp.	22,030	373,629
Wolverine World Wide, Inc.	4,373	65,026
		3,223,348
TRADING COMPANIES & DISTRIBUTORS - 1.6%
Air Lease Corp.	4,321	214,408
Applied Industrial Technologies, Inc.	1,737	378,996
Boise Cascade Co.	1,783	253,346
Core & Main, Inc., Class A(a)	8,378	447,972
DNOW, Inc.(a)	5,170	79,411
DXP Enterprises, Inc.(a)	751	41,125
GATX Corp.	1,498	208,971
GMS, Inc.(a)	1,860	178,988
MSC Industrial Direct Co., Inc., Class A	1,921	170,873
Rush Enterprises, Inc., Class A	2,267	115,640
Watsco, Inc.	1,441	705,355
WESCO International, Inc.	1,976	345,701
		3,140,786
WATER UTILITIES - 0.5%
American States Water Co.	1,632	134,689
California Water Service Group	2,900	155,034
Essential Utilities, Inc.	12,921	525,239
Middlesex Water Co.	615	40,885
SJW Group	1,328	80,490
		936,337

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	$ 35,230
Telephone and Data Systems, Inc.	4,938	104,686
		139,916
TOTAL COMMON STOCKS (COST $162,376,849)		191,785,993
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	734	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 5.16%(d)	280,130	280,130
TOTAL MONEY MARKET FUND (COST $280,130)		280,130
	Shares	Value
TOTAL INVESTMENTS (COST $162,656,979) - 100.1%		$ 192,066,123

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(111,749)
NET ASSETS - 100.0%		$ 191,954,374

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of July 31, 2024 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — July 31, 2024 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of eleven Funds — Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Values Enhanced Large Cap Fund, Steward Values Enhanced Small-Mid Cap Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. The Steward Small Cap Growth Fund was liquidated on August 23, 2024. Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost.
If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2024:
Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$ 88,832,161	$ —	$ —	$ 88,832,161
Money Market Fund	1,003,417	—	—	1,003,417
Total Assets - Investments	$ 89,835,578	$ —	$ —	$ 89,835,578

Liabilities:
Other Financial Instruments^
Written Call Options	$ (2,924,413)	$ —	$ —	$ (2,924,413)
Total Liabilities - Other Financial Instruments	$ (2,924,413)	$ —	$ —	$ (2,924,413)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$ 82,229,772	$ —	$ —	$ 82,229,772
Money Market Funds	21,854,689	—	—	21,854,689
Total Assets - Investments	$ 104,084,461	$ —	$ —	$ 104,084,461

Liabilities:
Security Type
Common Stocks Sold Short*	$ (84,929,776)	$ —	$ —	$ (84,929,776)
Total Liabilities - Securities Sold Short	$ (84,929,776)	$ —	$ —	$ (84,929,776)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$ 371,879,283	$ —	$ —	$ 371,879,283
Preferred Stocks*	8,610,131	—	—	8,610,131
Money Market Fund	3,422,194	—	—	3,422,194
Total Assets - Investments	$ 383,911,608	$ —	$ —	$ 383,911,608

Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$ 206,125,789	$ —	$ —	$ 206,125,789
Master Limited Partnerships*	236,029	—	—	236,029
Preferred Stocks*	3,511,282	—	—	3,511,282
Total Assets - Investments	$ 209,873,100	$ —	$ —	$ 209,873,100

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$ 133,470,504	$ —	$ —	$ 133,470,504
Money Market Fund	951,099	—	—	951,099
Total Assets - Investments	$ 134,421,603	$ —	$ —	$ 134,421,603

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$ 159,845,131	$ —	$ —	$ 159,845,131
Total Assets - Investments	$ 159,845,131	$ —	$ —	$ 159,845,131

Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$ 64,743,870	$ —	$ —	$ 64,743,870
Money Market Fund	57,312	—	—	57,312
Total Assets - Investments	$ 64,801,182	$ —	$ —	$ 64,801,182

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$ —	$ 117,086,037	$ —	$ 117,086,037
Municipal Bonds	—	5,042,910	—	5,042,910
U.S. Government Agencies	—	49,308,352	—	49,308,352
U.S. Government Agency Mortgage-Backed Obligations	—	4,585,150	—	4,585,150
U.S. Treasury Obligations	—	20,185,235	—	20,185,235
Money Market Fund	5,777,227	—	—	5,777,227
Total Assets - Investments	$ 5,777,227	$ 196,207,684	$ —	$ 201,984,911

Steward Small Cap Growth Fund
Assets:
Security Type
Common Stocks*	$ 31,634,777	$ —	$ —	$ 31,634,777
Money Market Fund	628,348	—	—	628,348
Total Assets - Investments	$ 32,263,125	$ —	$ —	$ 32,263,125

Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$ 247,649,759	$ —	$ —	$ 247,649,759
Rights*	—	—	—**	—
Money Market Fund	472,491	—	—	472,491
Total Assets - Investments	$ 248,122,250	$ —	$ —	$ 248,122,250

Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$ 191,785,993	$ —	$ —	$ 191,785,993
Rights*	—	—	—**	—
Money Market Fund	280,130	—	—	280,130
Total Assets - Investments	$ 192,066,123	$ —	$ —	$ 192,066,123

*	Please refer to the Schedule of Portfolio Investments to view common stocks, master limited partnerships, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.